UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 42.26%

ARGENTINA — 1.08%
Pampa Energia SA
7.50%, 01/24/27 (Call 01/24/22)[b]	$800	$869,000
YPF SA
6.95%, 07/21/27[b]	1,000	1,031,990
7.00%, 12/15/47 (Call 06/15/47)[b]	300	285,120
8.50%, 03/23/21[b]	1,000	1,106,250
8.50%, 07/28/25[b]	1,485	1,684,064
8.75%, 04/04/24[b]	1,316	1,492,015

		6,468,439
AZERBAIJAN — 0.61%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	1,986	2,270,991
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	1,350	1,380,375

		3,651,366
BAHRAIN — 0.17%
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27[b]	1,000	1,029,418

		1,029,418
BRAZIL — 17.32%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[b]	1,200	1,266,840
5.90%, 01/16/21[b]	1,790	1,871,176
6.75%, 09/29/19[b]	200	210,500
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[b]	608	601,160
Banco do Brasil SA/Cayman Islands
3.88%, 10/10/22	2,400	2,361,480
4.63%, 01/15/25[b]	800	790,845
5.38%, 01/15/21[b]	568	581,632
5.88%, 01/26/22[b]	1,700	1,767,235
5.88%, 01/19/23[b]	600	624,750
6.00%, 01/22/20[b]	400	420,000
Banco Votorantim SA
7.38%, 01/21/20[b]	892	946,635
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	212,000
5.75%, 04/15/21[b]	1,600	1,706,000
6.45%, 02/03/24	600	678,780
BRF SA
3.95%, 05/22/23[b]	400	394,500
4.75%, 05/22/24[b]	600	615,000
Caixa Economica Federal
3.50%, 11/07/22[b]	450	439,500
4.25%, 05/13/19[b]	1,120	1,132,437
(5 year CMT + 5.551%)
7.25%, 07/23/24 (Call 07/23/19)[b,c]	800	832,185

Security	Principal (000s)	Value
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	$2,000	$2,062,500
6.88%, 07/30/19[b]	750	780,937
CSN Resources SA
6.50%, 07/21/20[b]	1,192	1,148,790
Embraer Netherlands Finance BV
5.05%, 06/15/25	993	1,030,982
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	550	593,313
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	214,000
Gerdau Trade Inc.
4.75%, 04/15/23[b]	800	819,000
GTL Trade Finance Inc./Gerdau Holdings Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	1,000	1,073,250
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[b]	820	843,370
5.50%, 08/06/22[b]	1,760	1,819,400
5.65%, 03/19/22[b]	2,000	2,086,420
5.75%, 01/22/21[b]	1,633	1,706,485
6.20%, 04/15/20[b]	700	736,313
6.20%, 12/21/21[b]	800	853,160
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	600	601,500
7.75%, 10/28/20 (Call 03/02/18)[b]	1,167	1,197,634
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	850	838,525
5.88%, 07/15/24 (Call 07/15/19)[b]	725	721,738
7.25%, 06/01/21 (Call 03/02/18)[b]	1,500	1,530,000
8.25%, 02/01/20 (Call 03/02/18)[b]	300	300,450
Klabin Finance SA
4.88%, 09/19/27[b]	200	197,661
5.25%, 07/16/24[b]	900	933,525
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[b]	800	836,800
Minerva Luxembourg SA
6.50%, 09/20/26 (Call 09/20/21)[b]	1,173	1,179,979
Odebrecht Finance Ltd.
4.38%, 04/25/25[b]	500	162,500
5.25%, 06/27/29[b]	600	195,396
7.13%, 06/26/42 (Call 12/26/41)[b]	820	315,700
Petrobras Global Finance BV
4.38%, 05/20/23	3,606	3,580,758
5.30%, 01/27/25[b]	2,000	2,014,356
5.38%, 01/27/21	3,194	3,325,752
5.63%, 05/20/43	1,800	1,620,450
5.75%, 01/20/20	850	886,125
6.00%, 01/27/28[b]	5,996	6,049,272
6.13%, 01/17/22	3,700	3,944,200
6.25%, 03/17/24	1,961	2,088,661
6.75%, 01/27/41	2,350	2,394,062
6.85%, 06/05/15	2,483	2,448,859
6.88%, 01/20/40	1,490	1,527,250
7.25%, 03/17/44	1,986	2,090,265
7.38%, 01/17/27	4,101	4,537,756
8.38%, 05/23/21	2,800	3,196,200
8.75%, 05/23/26	2,979	3,574,502

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Rio Oil Finance Trust
Series 2014-1
9.25%, 07/06/24[b]	$1,219	$1,316,949
Suzano Austria GmbH
5.75%, 07/14/26[b]	600	652,500
7.00%, 03/16/47 (Call 09/16/46)[b]	600	699,325
Vale Overseas Ltd.
4.38%, 01/11/22	2,016	2,084,554
5.88%, 06/10/21	1,241	1,348,967
6.25%, 08/10/26	2,200	2,543,288
6.88%, 11/21/36	2,683	3,370,519
6.88%, 11/10/39	1,738	2,195,876
8.25%, 01/17/34	550	740,438
Vale SA
5.63%, 09/11/42	1,700	1,915,228
Votorantim Cimentos SA
7.25%, 04/05/41[b]	1,050	1,155,646

		103,533,741
CHILE — 0.21%
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	1,200	1,260,000

		1,260,000
CHINA — 3.31%
Agile Group Holdings Ltd.
9.00%, 05/21/20 (Call 05/21/18)[b]	400	423,000
China Evergrande Group
6.25%, 06/28/21[b]	500	496,966
7.50%, 06/28/23 (Call 06/28/20)[b]	1,800	1,818,857
8.25%, 03/23/22 (Call 03/23/20)[b]	1,353	1,420,387
8.75%, 06/28/25 (Call 06/28/21)[b]	4,566	4,716,339
9.50%, 03/29/24 (Call 03/29/21)[b]	600	641,918
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)[b]	400	400,500
4.75%, 09/28/23 (Call 09/28/20)[b]	900	893,250
7.25%, 04/04/21 (Call 03/02/18)[b]	700	725,375
7.50%, 03/09/20 (Call 03/09/18)[b]	1,200	1,248,000
7.50%, 01/10/23 (Call 02/20/18)[b]	750	779,063
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)[b]	600	594,750
5.88%, 02/13/23 (Call 11/17/20)[b]	400	396,252
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)[b]	600	595,965
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)[b]	1,200	1,188,744
Greenland Global Investment Ltd.
5.88%, 07/03/24[b]	800	795,000
KWG Property Holding Ltd.
6.00%, 09/15/22 (Call 03/15/20)[b]	400	398,661
Shimao Property Holdings Ltd.
4.75%, 07/03/22 (Call 07/03/20)[b]	600	599,356
8.38%, 02/10/22 (Call 02/10/19)[b]	956	1,030,551
Sunac China Holdings Ltd.
7.95%, 08/08/22 (Call 08/08/20)[b]	600	616,063

		19,778,997

Security	Principal (000s)	Value
COLOMBIA — 1.19%
Banco de Bogota SA
5.38%, 02/19/23[b]	$400	$422,000
6.25%, 05/12/26[b]	1,878	2,035,282
Bancolombia SA
5.13%, 09/11/22	1,463	1,533,956
(5 year CMT + 2.929%)
4.88%, 10/18/27 (Call 10/18/22)[c]	400	397,633
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 03/02/18)[b]	745	757,106
Grupo Aval Ltd.
4.75%, 09/26/22[b]	1,000	1,020,000
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)[b]	900	957,600

		7,123,577
COSTA RICA — 0.08%
Banco Nacional de Costa Rica
5.88%, 04/25/21[b]	435	448,406

		448,406
GHANA — 0.03%
Tullow Oil PLC
6.00%, 11/01/20 (Call 02/12/18)[b]	200	202,500

		202,500
INDIA — 1.18%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	600	610,157
5.95%, 07/31/24[b]	925	972,785
Bank of India/London
6.25%, 02/16/21[b]	650	695,500
Greenko Dutch BV
5.25%, 07/24/24 (Call 07/24/20)[b]	600	599,764
JSW Steel Ltd.
5.25%, 04/13/22[b]	960	979,171
Vedanta Resources PLC
6.38%, 07/30/22[b]	1,000	1,040,000
7.13%, 05/31/23[b]	1,310	1,396,788
8.25%, 06/07/21[b]	700	771,722

		7,065,887
INDONESIA — 0.81%
Majapahit Holding BV
7.75%, 01/20/20[b]	1,400	1,519,000
7.88%, 06/29/37[b]	300	401,861
8.00%, 08/07/19[b]	900	967,580
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	1,300	1,332,500
5.50%, 11/22/21[b]	600	644,250

		4,865,191

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
ISRAEL — 1.73%
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	$1,250	$1,135,006
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	3,601	3,355,412
2.80%, 07/21/23	1,275	1,126,399
3.15%, 10/01/26	3,850	3,205,125
4.10%, 10/01/46	2,000	1,511,660

		10,333,602
JAMAICA — 0.86%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 03/02/18)[b]	1,150	1,082,783
8.25%, 09/30/20 (Call 03/02/18)[b]	1,400	1,387,750
Digicel Ltd.
6.00%, 04/15/21 (Call 03/02/18)[b]	1,450	1,440,937
6.75%, 03/01/23 (Call 03/01/18)[b]	1,200	1,194,000

		5,105,470
KAZAKHSTAN — 1.52%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	1,050	1,067,325
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	1,200	1,427,640
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 03/02/18)[b]	800	797,000
KazMunayGas National Co. JSC
3.88%, 04/19/22[b]	400	403,692
4.75%, 04/19/27[b]	1,200	1,251,555
5.75%, 04/30/43[b]	200	216,418
5.75%, 04/19/47[b]	1,377	1,474,364
6.38%, 04/09/21[b]	1,123	1,216,377
7.00%, 05/05/20[b]	1,162	1,248,685

		9,103,056
MEXICO — 1.07%
Banco Mercantil del Norte SA/Grand Cayman (5 year CMT + 4.447%)
5.75%, 10/04/31 (Call 10/04/26)[b,c]	400	406,000
BBVA Bancomer SA/Texas
7.25%, 04/22/20[b]	1,500	1,608,750
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	1,050	1,105,650
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	1,000	1,050,925
6.13%, 05/05/25 (Call 05/05/20)[b]	800	851,000
7.75%, 04/16/26 (Call 04/16/21)[b]	1,200	1,355,250

		6,377,575

Security	Principal (000s)	Value
OMAN — 0.26%
Bank Muscat SAOG
3.75%, 05/03/21[b]	$600	$600,000
Lamar Funding Ltd.
3.96%, 05/07/25[b]	1,000	920,000

		1,520,000
PANAMA — 0.08%
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[b]	450	475,875

		475,875
RUSSIA — 4.09%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.50%, 09/26/19[b]	400	423,300
7.75%, 04/28/21[b]	1,550	1,724,375
ALROSA Finance SA
7.75%, 11/03/20[b]	1,100	1,214,125
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[b]	200	208,250
(5 year USD Swap + 5.416%)
7.50%, 10/05/27 (Call 10/05/22)[b,c]	700	668,500
Evraz Group SA
5.38%, 03/20/23[b]	600	618,930
6.50%, 04/22/20[b]	536	566,150
6.75%, 01/31/22[b]	600	648,000
8.25%, 01/28/21[b]	950	1,055,688
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[b]	600	624,750
Gazprombank OAO Via GPB Eurobond Finance PLC (5 year CMT + 6.024%)
7.50%, 12/28/23 (Call 12/28/18)[b,c]	200	202,750
GTLK Europe DAC
5.13%, 05/31/24[b]	800	809,173
Metalloinvest Finance DAC
4.85%, 05/02/24[b]	600	606,119
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[b]	1,000	1,056,550
6.63%, 10/14/22[b]	1,200	1,336,500
Novolipetsk Steel via Steel Funding DAC
4.50%, 06/15/23[b]	600	620,250
Phosagro OAO via Phosagro Bond Funding DAC
3.95%, 11/03/21[b]	800	804,000
Polyus Finance PLC
5.25%, 02/07/23[b]	800	825,000
Polyus Gold International Ltd.
4.70%, 03/28/22[b]	400	404,500
5.63%, 04/29/20[b]	800	829,000
Rusal Capital DAC
5.13%, 02/02/22[b]	1,110	1,119,713
Russian Railways via RZD Capital PLC
3.45%, 10/06/20[b]	400	400,830
4.38%, 03/01/24[b]	688	699,069

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	$1,600	$1,658,000
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	400	435,500
VEON Holdings BV
3.95%, 06/16/21 (Call 03/16/21)[b]	400	398,048
4.95%, 06/16/24 (Call 03/16/24)[b]	800	804,219
5.95%, 02/13/23[b]	1,400	1,491,000
7.50%, 03/01/22[b]	600	675,750
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	1,400	1,512,000

		24,440,039
SOUTH AFRICA — 1.48%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	645	669,994
5.38%, 04/15/20	809	842,371
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	2,000	2,017,000
6.75%, 08/06/23[b]	1,017	1,057,680
7.13%, 02/11/25[b]	1,260	1,324,890
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	800	821,600
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[b]	600	597,000
Sasol Financing International Ltd.
4.50%, 11/14/22	900	914,400
Transnet SOC Ltd.
4.00%, 07/26/22[b]	600	596,340

		8,841,275
SOUTH KOREA — 0.28%
Woori Bank
4.75%, 04/30/24[b]	1,000	1,040,908
(5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[b,c]	600	609,529

		1,650,437
THAILAND — 0.07%
Krung Thai Bank PCL/Cayman Islands (5 year CMT + 3.535%)
5.20%, 12/26/24 (Call 12/26/19)[b,c]	400	409,696

		409,696
TRINIDAD AND TOBAGO — 0.22%
Consolidated Energy Finance SA
6.88%, 06/15/25[b]	450	475,532
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	800	858,267

		1,333,799
TURKEY — 3.78%
Akbank Turk AS
4.00%, 01/24/20[b]	200	199,750

Security	Principal (000s)	Value
5.00%, 10/24/22[b]	$150	$150,938
5.13%, 03/31/25[b]	200	196,250
(5 year USD Swap + 5.026%)
7.20%, 03/16/27 (Call 03/16/22)[b,c]	1,100	1,148,125
QNB Finansbank AS/Turkey
4.88%, 05/19/22[b]	1,288	1,265,896
TC Ziraat Bankasi AS
4.25%, 07/03/19[b]	200	200,198
4.75%, 04/29/21[b]	200	199,316
5.13%, 05/03/22[b]	1,700	1,698,490
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/24 (Call 07/20/24)[b]	608	598,543
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[b]	600	609,000
5.25%, 09/13/22[b]	200	203,750
5.88%, 03/16/23[b]	900	932,625
6.25%, 04/20/21[b]	200	210,500
(5 year USD Swap + 4.220%)
6.13%, 05/24/27 (Call 05/24/22)[b,c]	1,000	1,002,560
Turkiye Halk Bankasi AS
3.88%, 02/05/20[b]	800	767,000
4.75%, 06/04/19[b]	200	197,250
4.75%, 02/11/21[b]	500	478,750
5.00%, 07/13/21[b]	700	673,750
Turkiye Is Bankasi
5.00%, 04/30/20[b]	600	606,000
5.00%, 06/25/21[b]	924	924,000
5.38%, 10/06/21[b]	1,300	1,309,750
5.50%, 04/21/19[b]	200	203,712
5.50%, 04/21/22[b]	1,000	1,007,500
6.00%, 10/24/22[b]	850	853,188
6.13%, 04/25/24[b]	1,100	1,112,347
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21[b]	800	804,000
6.00%, 11/01/22[b]	200	198,250
(5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[b,c]	1,000	1,013,750
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	697	690,901
5.13%, 10/22/19[b]	546	554,190
5.50%, 12/06/22[b]	600	592,500
5.75%, 02/24/22[b]	950	969,000
5.85%, 06/21/24[b]	600	599,492
(5 year USD Swap + 7.400%)
8.50%, 03/09/26 (Call 03/09/21)[b,c]	400	430,000

		22,601,271
UKRAINE — 0.07%
MHP SE
7.75%, 05/10/24[b]	400	439,357

		439,357
UNITED ARAB EMIRATES — 0.30%
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/19)[b]	600	597,194
5.00%, 08/01/24 (Call 08/01/20)[b]	1,200	1,192,295

		1,789,489

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
VENEZUELA — 0.46%
Petroleos de Venezuela SA
8.50%, 10/27/20[b,d]	$2,513	$2,082,234
12.75%, 02/17/22[b,d]	2,788	662,429

		2,744,663
TOTAL CORPORATE BONDS & NOTES
(Cost: $249,085,116)		252,593,126

FOREIGN GOVERNMENT OBLIGATIONS[a] — 55.97%

ARGENTINA — 7.78%
Argentine Republic Government International Bond
2.50%, 12/31/38[e]	644	451,122
2.50%, 12/31/38[e]	5,016	3,513,917
5.63%, 01/26/22	3,228	3,311,928
5.88%, 01/11/28	2,900	2,821,700
6.25%, 04/22/19	1,900	1,968,525
6.63%, 07/06/28	1,080	1,104,300
6.88%, 04/22/21	5,625	5,996,250
6.88%, 01/26/27	3,724	3,932,544
6.88%, 01/11/48	1,700	1,644,750
7.13%, 07/06/36	2,120	2,168,760
7.13%, 06/28/17[b]	2,731	2,677,897
7.50%, 04/22/26	7,055	7,764,028
7.63%, 04/22/46	2,731	2,881,205
8.28%, 12/31/33	1,444	1,604,755
8.28%, 12/31/33	477	539,855
8.28%, 12/31/33	3,634	4,115,598

		46,497,134
AZERBAIJAN — 0.12%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30[b]	600	691,782

		691,782
BAHRAIN — 1.86%
Bahrain Government International Bond
5.50%, 03/31/20[b]	883	900,930
5.88%, 01/26/21[b]	650	670,400
6.00%, 09/19/44[b]	800	690,756
6.13%, 07/05/22[b]	2,000	2,080,917
6.13%, 08/01/23[b]	1,400	1,457,176
6.75%, 09/20/29[b]	1,400	1,382,559
7.00%, 01/26/26[b]	2,000	2,097,116
7.00%, 10/12/28[b]	816	832,487
7.50%, 09/20/47[b]	1,000	974,412

		11,086,753

Security	Principal (000s)	Value
BRAZIL — 5.92%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	$400	$405,155
4.75%, 05/09/24[b]	1,583	1,593,249
5.50%, 07/12/20[b]	750	789,202
5.75%, 09/26/23[b]	900	976,500
6.50%, 06/10/19[b]	600	628,500
Brazilian Government International Bond
2.63%, 01/05/23	2,600	2,489,500
4.25%, 01/07/25	5,468	5,529,515
4.88%, 01/22/21	2,811	2,972,632
5.00%, 01/27/45	3,926	3,621,735
5.63%, 01/07/41	2,467	2,482,419
5.63%, 02/21/47	2,000	2,012,500
6.00%, 04/07/26	2,692	2,988,120
7.13%, 01/20/37	1,910	2,289,613
8.25%, 01/20/34	1,650	2,142,938
8.75%, 02/04/25	500	640,843
8.88%, 10/14/19	300	333,882
8.88%, 04/15/24	1,350	1,717,875
10.13%, 05/15/27	1,233	1,763,190

		35,377,368
COSTA RICA — 0.65%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	1,200	1,167,000
4.38%, 04/30/25[b]	400	385,320
5.63%, 04/30/43[b]	200	181,442
7.00%, 04/04/44[b]	1,262	1,325,100
7.16%, 03/12/45[b]	800	853,000

		3,911,862
CROATIA — 1.36%
Croatia Government International Bond
5.50%, 04/04/23[b]	1,500	1,635,000
6.00%, 01/26/24[b]	1,400	1,578,500
6.38%, 03/24/21[b]	1,706	1,863,805
6.63%, 07/14/20[b]	1,350	1,461,375
6.75%, 11/05/19[b]	1,500	1,597,500

		8,136,180
DOMINICAN REPUBLIC — 2.01%
Dominican Republic International Bond
5.50%, 01/27/25[b]	1,000	1,047,500
5.88%, 04/18/24[b]	1,240	1,329,900
5.95%, 01/25/27[b]	1,075	1,154,281
6.60%, 01/28/24[b]	313	348,505
6.85%, 01/27/45[b]	2,190	2,444,587
6.88%, 01/29/26[b]	1,603	1,813,394
7.45%, 04/30/44[b]	1,350	1,601,438
7.50%, 05/06/21[b]	2,100	2,278,500

		12,018,105

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
ECUADOR — 2.35%
Ecuador Government International Bond
7.95%, 06/20/24[b]	$2,165	$2,286,781
8.75%, 06/02/23[b]	1,500	1,648,723
8.88%, 10/23/27[b]	2,900	3,157,639
9.63%, 06/02/27[b]	1,000	1,135,621
9.65%, 12/13/26[b]	1,779	2,025,836
10.50%, 03/24/20[b]	1,500	1,644,375
10.75%, 03/28/22[b]	1,862	2,159,920

		14,058,895
EGYPT — 1.73%
Egypt Government International Bond
5.75%, 04/29/20[b]	760	795,150
5.88%, 06/11/25[b]	1,259	1,298,344
6.13%, 01/31/22[b]	2,400	2,544,000
6.88%, 04/30/40[b]	497	509,805
7.50%, 01/31/27[b]	2,100	2,349,375
8.50%, 01/31/47[b]	2,500	2,871,875

		10,368,549
EL SALVADOR — 1.04%
El Salvador Government International Bond
5.88%, 01/30/25[b]	750	752,354
6.38%, 01/18/27[b]	1,100	1,128,291
7.38%, 12/01/19[b]	250	262,447
7.63%, 02/01/41[b]	500	550,892
7.65%, 06/15/35[b]	880	966,900
7.75%, 01/24/23[b]	1,058	1,161,037
8.25%, 04/10/32[b]	400	467,451
8.63%, 02/28/29[b]	800	941,828

		6,231,200
GHANA — 0.70%
Ghana Government International Bond
7.88%, 08/07/23[b]	1,000	1,090,000
8.13%, 01/18/26[b]	1,300	1,436,500
9.25%, 09/15/22[b]	400	452,092
10.75%, 10/14/30[b]	900	1,223,562

		4,202,154
GUATEMALA — 0.44%
Guatemala Government Bond
4.50%, 05/03/26[b]	1,000	1,008,960
4.88%, 02/13/28[b]	923	950,109
5.75%, 06/06/22[b]	600	641,615

		2,600,684
IVORY COAST — 0.47%
Ivory Coast Government International Bond
5.38%, 07/23/24[b]	400	406,907
6.13%, 06/15/33[b]	1,400	1,437,330
6.38%, 03/03/28[b]	900	956,574

		2,800,811

Security	Principal (000s)	Value
JAMAICA — 0.96%
Jamaica Government International Bond
6.75%, 04/28/28	$1,838	$2,106,807
7.63%, 07/09/25	700	833,999
7.88%, 07/28/45	1,200	1,492,862
8.00%, 03/15/39	1,043	1,293,320

		5,726,988
JORDAN — 0.52%
Jordan Government International Bond
5.75%, 01/31/27[b]	1,000	1,006,250
6.13%, 01/29/26[b]	1,000	1,042,749
7.38%, 10/10/47[b]	200	215,600
7.38%, 10/10/47[b]	800	862,399

		3,126,998
LEBANON — 3.68%
Lebanon Government International Bond
5.45%, 11/28/19[b]	400	398,747
5.50%, 04/23/19	200	200,016
5.80%, 04/14/20[b]	695	694,234
6.00%, 05/20/19[b]	300	301,879
6.00%, 01/27/23[b]	950	940,500
6.10%, 10/04/22[b]	2,100	2,097,375
6.15%, 06/19/20	350	351,824
6.20%, 02/26/25[b]	700	680,513
6.25%, 05/27/22	300	300,584
6.25%, 11/04/24[b]	535	523,799
6.38%, 03/09/20	2,020	2,040,200
6.40%, 05/26/23	1,550	1,541,957
6.60%, 11/27/26[b]	500	490,000
6.60%, 11/27/26[b]	850	833,000
6.65%, 04/22/24[b]	1,020	1,020,711
6.65%, 11/03/28[b]	1,115	1,070,438
6.65%, 02/26/30[b]	1,390	1,315,288
6.75%, 11/29/27[b]	817	799,639
6.85%, 03/23/27[b]	800	791,604
6.85%, 05/25/29	700	677,199
7.00%, 03/23/32[b]	1,605	1,539,085
7.05%, 11/02/35[b]	100	95,921
7.25%, 03/23/37[b]	800	775,426
8.25%, 04/12/21[b]	2,356	2,512,085

		21,992,024
MOROCCO — 0.41%
Morocco Government International Bond
4.25%, 12/11/22[b]	1,490	1,553,325
5.50%, 12/11/42[b]	800	909,693

		2,463,018

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
NIGERIA — 0.67%
Nigeria Government International Bond
6.38%, 07/12/23[b]	$700	$744,055
6.50%, 11/28/27[b]	1,100	1,141,338
6.75%, 01/28/21[b]	400	426,537
7.88%, 02/16/32[b]	1,490	1,681,838

		3,993,768
PAKISTAN — 0.54%
Pakistan Government International Bond
6.88%, 12/05/27[b]	600	605,791
7.25%, 04/15/19[b]	600	621,332
8.25%, 04/15/24[b]	1,627	1,802,049
8.25%, 09/30/25[b]	200	222,484

		3,251,656
RUSSIA — 4.20%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22[b]	2,400	2,515,200
4.88%, 09/16/23[b]	3,200	3,417,600
5.00%, 04/29/20[b]	3,000	3,129,000
5.63%, 04/04/42[b]	3,000	3,360,000
5.88%, 09/16/43[b]	1,400	1,619,100
7.50%, 03/31/30[b,e]	6,397	7,330,974
12.75%, 06/24/28[b]	2,150	3,700,150

		25,072,024
SENEGAL — 0.38%
Senegal Government International Bond
6.25%, 07/30/24[b]	400	426,397
6.25%, 05/23/33[b]	1,300	1,363,778
8.75%, 05/13/21[b]	400	455,086

		2,245,261
SERBIA — 0.63%
Serbia International Bond
4.88%, 02/25/20[b]	1,490	1,538,425
7.25%, 09/28/21[b]	1,986	2,246,663

		3,785,088
SOUTH AFRICA — 2.71%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,500	1,447,500
4.67%, 01/17/24	2,000	2,050,000
4.88%, 04/14/26	2,200	2,249,500
5.00%, 10/12/46	1,100	1,046,375
5.38%, 07/24/44	200	199,250
5.50%, 03/09/20	2,668	2,791,395
5.65%, 09/27/47	1,400	1,445,592
5.88%, 05/30/22	1,250	1,365,625
5.88%, 09/16/25	1,986	2,167,223
6.25%, 03/08/41	1,301	1,463,109

		16,225,569

Security	Principal (000s)	Value
SRI LANKA — 1.52%
Sri Lanka Government International Bond
5.13%, 04/11/19[b]	$200	$204,003
5.75%, 01/18/22[b]	600	621,132
5.88%, 07/25/22[b]	1,662	1,732,635
6.13%, 06/03/25[b]	1,100	1,158,358
6.20%, 05/11/27[b]	580	611,735
6.25%, 10/04/20[b]	300	315,000
6.25%, 07/27/21[b]	1,378	1,455,513
6.83%, 07/18/26[b]	1,050	1,149,750
6.85%, 11/03/25[b]	1,700	1,863,625

		9,111,751
TRINIDAD AND TOBAGO — 0.27%
Trinidad & Tobago Government International Bond
4.38%, 01/16/24[b]	400	410,518
4.50%, 08/04/26[b]	1,200	1,227,000

		1,637,518
TURKEY — 8.55%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	650	655,961
5.38%, 02/08/21[b]	400	408,991
5.38%, 10/24/23[b]	600	607,036
Turkey Government International Bond
3.25%, 03/23/23	1,700	1,610,750
4.25%, 04/14/26	1,400	1,323,000
4.88%, 10/09/26	3,460	3,369,175
4.88%, 04/16/43	2,979	2,550,769
5.13%, 03/25/22	949	983,401
5.63%, 03/30/21	1,986	2,080,335
5.75%, 03/22/24	2,300	2,429,375
5.75%, 05/11/47	3,476	3,314,595
5.88%, 04/24/19[b]	650	666,958
6.00%, 03/25/27	3,221	3,390,102
6.00%, 01/14/41	2,816	2,808,960
6.25%, 09/26/22	2,483	2,681,640
6.63%, 02/17/45	2,779	2,938,792
6.75%, 05/30/40	1,975	2,150,281
6.88%, 03/17/36	2,820	3,109,050
7.00%, 06/05/20	2,500	2,684,375
7.25%, 03/05/38	1,300	1,488,500
7.38%, 02/05/25	3,070	3,518,987
7.50%, 11/07/19	2,200	2,354,000
8.00%, 02/14/34	1,263	1,537,703
11.88%, 01/15/30	1,550	2,410,250

		51,072,986

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2018

Security	Principal (000s)	Value
UKRAINE — 2.62%
Ukraine Government International Bond
7.38%, 09/25/32[b]	$3,000	$3,044,149
7.75%, 09/01/20[b]	2,026	2,173,898
7.75%, 09/01/21[b]	850	925,225
7.75%, 09/01/22[b]	630	686,700
7.75%, 09/01/22[b]	1,374	1,497,660
7.75%, 09/01/23[b]	1,325	1,440,937
7.75%, 09/01/24[b]	1,318	1,428,382
7.75%, 09/01/25[b]	936	1,008,540
7.75%, 09/01/26[b]	1,252	1,337,136
7.75%, 09/01/27[b]	1,298	1,387,238
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/25[b]	650	724,559

		15,654,424
UNITED STATES — 0.25%
Egypt Government International Bond
5.88%, 06/11/25[b]	300	309,375
Nigeria Government International Bond
7.63%, 11/28/47[b]	1,100	1,175,082

		1,484,457
VENEZUELA — 1.28%
Venezuela Government International Bond
6.00%, 12/09/20[b],d	1,490	383,675
7.00%, 03/31/38[b],d	1,000	265,000
7.65%, 04/21/25[b],d	1,858	492,370
7.75%, 10/13/19[b],d	2,479	644,540
8.25%, 10/13/24[b],d	2,480	657,200
9.00%, 05/07/23[b],d	1,637	437,898
9.25%, 09/15/27[d]	4,062	1,127,205
9.25%, 05/07/28[b],d	1,592	425,860
9.40%, 01/13/34[d]	1,480	395,900
11.75%, 10/21/26[b],d	2,635	757,562
11.95%, 08/05/31[b],d	4,180	1,191,300
12.75%, 08/23/22[b],d	2,980	856,750

		7,635,260
VIETNAM — 0.35%
Vietnam Government International Bond
4.80%, 11/19/24[b]	1,000	1,065,070
6.75%, 01/29/20[b]	940	1,004,114

		2,069,184
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $337,003,094)		334,529,451

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 1.12%

MONEY MARKET FUNDS — 1.12%
BlackRock Cash Funds: Treasury, SL Agency Shares 1.28%[f,g]	6,671	$6,670,642

		6,670,642

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,670,642)		6,670,642

TOTAL INVESTMENTS IN SECURITIES — 99.35%
(Cost: $592,758,852)		593,793,219
Other Assets, Less Liabilities — 0.65%		3,878,377

NET ASSETS — 100.00%		$597,671,596

CMT — Constant Maturity Treasury

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Issuer is in default of interest payments.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliate of the Fund.
[g]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,477	—	(3,806)[a]	6,671	$6,670,642	$10,558	$—	$—

[a]	Net of purchases and sales.

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$252,593,126	$—	$252,593,126
Foreign government obligations	—	334,529,451	—	334,529,451
Money market funds	6,670,642	—	—	6,670,642

Total	$6,670,642	$587,122,577	$—	$593,793,219

9

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2018

Security		Shares or Principal (000s)	Value
COMMON STOCKS — 0.00%

JERSEY — 0.00%
Sentry Holdings Ltd. Class Aa		25	$—

TOTAL COMMON STOCKS
(Cost: $159,437)			—

CORPORATE BONDS & NOTES — 97.38%

AUSTRALIA — 0.49%
Origin Energy Finance Ltd. (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[b,c]	EUR	400	521,974

			521,974
AUSTRIA — 0.14%
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[c]	EUR	100	148,163

			148,163
BELGIUM — 0.80%
Barry Callebaut Services NV
2.38%, 05/24/24 (Call 02/24/24)[c]	EUR	200	263,948
5.63%, 06/15/21[c]	EUR	100	145,911
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[c]	EUR	150	207,341
Telenet Finance Luxembourg Notes Sarl
3.50%, 03/01/28 (Call 12/01/22)[c]	EUR	200	245,384

			862,584
CANADA — 1.37%
Baytex Energy Corp.
6.63%, 07/19/22 (Call 03/02/18)	CAD	125	99,951
Bombardier Inc.
6.13%, 05/15/21[c]	EUR	300	408,605
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[c]	CAD	100	84,948
Cascades Inc.
5.50%, 07/15/21 (Call 03/02/18)[d]	CAD	50	42,064
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[c]	EUR	200	268,883
Iron Mountain Canada Operations ULC
5.38%, 09/15/23	CAD	100	84,464
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)[d]	CAD	100	85,373
Postmedia Network Inc.
8.25%, 07/15/21 (Call 03/02/18)[d]	CAD	3	1,989

Security		Principal (000s)	Value
Quebecor Media Inc.
6.63%, 01/15/23[d]	CAD	175	$156,121
Southern Pacific Resource Corp.
8.75%, 01/25/18[a,d,e]	CAD	50	4
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	125	108,701
5.75%, 01/15/26 (Call 09/15/20)[c]	CAD	150	129,753

			1,470,856
CAYMAN ISLANDS — 0.23%
UPCB Finance VII Ltd.
3.63%, 06/15/29 (Call 06/15/22)[c]	EUR	200	245,092

			245,092
CYPRUS — 0.13%
Bank of Cyprus PCL (5 year EUR Swap + 9.176%)
9.25%, 01/19/27 (Call 01/19/22)[b,c]	EUR	100	138,057

			138,057
DENMARK — 0.36%
TDC A/S (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[b,c]	EUR	300	391,543

			391,543
FINLAND — 1.54%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)[c]	EUR	200	250,022
2.00%, 03/15/24 (Call 12/15/23)[c]	EUR	300	377,858
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[c]	EUR	100	130,740
2.50%, 06/07/27 (Call 03/07/27)[c]	EUR	100	127,690
Teollisuuden Voima OYJ
2.13%, 02/04/25 (Call 11/04/24)[c]	EUR	200	246,061
2.50%, 03/17/21[c]	EUR	200	259,906
2.63%, 01/13/23[c]	EUR	200	259,078

			1,651,355
FRANCE — 12.76%
Areva SA
4.38%, 11/06/19	EUR	200	265,359
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)[c]	EUR	200	252,603
3.58%, 02/07/25 (Call 11/07/24)[c]	EUR	100	130,214
4.05%, 08/05/26 (Call 05/05/26)[c]	EUR	200	267,512
4.41%, 08/06/19[c]	EUR	200	264,852
4.50%, 03/07/24 (Call 12/07/23)[c]	EUR	500	689,946
4.56%, 01/25/23[c]	EUR	300	420,033
5.24%, 03/09/20	EUR	200	274,174
5.98%, 05/26/21[c]	EUR	500	721,465
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)[c]	EUR	300	360,174
6.50%, 07/15/22 (Call 07/15/19)[c]	EUR	300	392,235
7.75%, 01/15/21 (Call 02/12/18)[c]	EUR	300	386,810

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Europcar Groupe SA
4.13%, 11/15/24 (Call 11/15/20)[c]	EUR	400	$504,679
5.75%, 06/15/22 (Call 06/15/18)[c]	EUR	200	259,773
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[c]	EUR	200	254,886
3.63%, 06/15/23 (Call 06/15/19)[c]	EUR	300	392,157
Loxam SAS
3.50%, 04/15/22 (Call 04/15/19)[c]	EUR	100	129,755
3.50%, 05/03/23 (Call 05/03/19)[c]	EUR	200	258,198
4.25%, 04/15/24 (Call 04/15/20)[c]	EUR	100	133,205
4.88%, 07/23/21 (Call 02/12/18)[c]	EUR	73	92,932
6.00%, 04/15/25 (Call 04/15/20)[c]	EUR	100	135,561
7.00%, 07/23/22 (Call 02/12/18)[c]	EUR	100	131,000
Orano SA
3.13%, 03/20/23 (Call 12/20/22)[c]	EUR	400	524,585
3.25%, 09/04/20[c]	EUR	300	395,074
3.50%, 03/22/21	EUR	300	399,574
4.88%, 09/23/24	EUR	400	564,033
Peugeot SA
2.00%, 03/23/24[c]	EUR	275	348,335
2.38%, 04/14/23[c]	EUR	250	329,238
6.50%, 01/18/19[c]	EUR	100	132,170
Rexel SA
2.13%, 06/15/25 (Call 12/15/20)[c]	EUR	300	363,855
2.63%, 06/15/24 (Call 03/15/20)[c]	EUR	125	160,228
3.50%, 06/15/23 (Call 06/15/19)[c]	EUR	200	261,331
SFR Group SA
5.38%, 05/15/22 (Call 03/02/18)[c]	EUR	400	508,756
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	500	633,940
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[c]	EUR	200	252,414
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[c]	EUR	400	522,237
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[c]	EUR	150	201,442
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[c]	EUR	200	260,238
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	128,624
Vallourec SA
2.25%, 09/30/24[c]	EUR	200	218,054
3.25%, 08/02/19[c]	EUR	200	259,008
6.63%, 10/15/22 (Call 10/15/20)[c]	EUR	200	267,754
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[c]	EUR	200	258,931

			13,707,344
GERMANY — 9.43%
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)[c]	EUR	200	251,160
2.13%, 02/06/24 (Call 01/06/24)[c]	EUR	100	125,363
Deutsche Bank AG
2.75%, 02/17/25[c]	EUR	500	639,550
4.50%, 05/19/26	EUR	300	428,312
Deutsche Lufthansa AG (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[b,c]	EUR	200	274,646

Security		Principal (000s)	Value
Hapag-Lloyd AG
5.13%, 07/15/24 (Call 07/15/20)[c]	EUR	200	$256,668
6.75%, 02/01/22 (Call 02/01/19)[c]	EUR	200	263,908
K+S AG
2.63%, 04/06/23 (Call 01/06/23)[c]	EUR	300	389,304
3.00%, 06/20/22[c]	EUR	200	265,463
4.13%, 12/06/21[c]	EUR	200	275,400
LANXESS AG (5 year EUR Swap + 4.510%)
4.50%, 12/06/76 (Call 06/06/23)[b,c]	EUR	200	276,461
METRO AG
1.38%, 10/28/21[c]	EUR	200	257,681
1.50%, 03/19/25[c]	EUR	200	246,936
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	200	271,925
Nordex SE
6.50%, 02/01/23 (Call 02/01/20)[c]	EUR	125	154,598
RWE AG (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[b,c]	EUR	200	259,152
(5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[b,c]	EUR	200	263,841
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)[c]	EUR	550	697,173
1.75%, 11/25/20 (Call 08/25/20)[c]	EUR	200	257,974
2.50%, 02/25/25[c]	EUR	200	268,442
2.75%, 03/08/21 (Call 12/08/20)[c]	EUR	400	529,414
3.13%, 10/25/19 (Call 07/25/19)[c]	EUR	300	390,150
4.00%, 08/27/18	EUR	300	381,997
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	300	380,895
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[c]	EUR	200	258,841
4.00%, 01/15/25 (Call 01/15/20)[c]	EUR	400	526,113
4.63%, 02/15/26 (Call 02/15/21)[c]	EUR	200	270,935
5.63%, 04/15/23 (Call 04/15/18)[c]	EUR	70	90,439
ZF North America Capital Inc.
2.25%, 04/26/19[c]	EUR	500	637,913
2.75%, 04/27/23[c]	EUR	400	538,523

			10,129,177
GREECE — 0.49%
OTE PLC
3.50%, 07/09/20[c]	EUR	300	397,717
4.38%, 12/02/19[c]	EUR	100	132,707

			530,424
GUERNSEY — 0.12%
Summit Germany Ltd.
2.00%, 01/31/25 (Call 01/31/21)[c]	EUR	100	123,644

			123,644
IRELAND — 3.19%
Allied Irish Banks PLC (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[b,c]	EUR	300	407,033
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)[c]	EUR	225	287,994
4.13%, 05/15/23 (Call 05/15/19)[c]	EUR	200	263,269

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2018

Security		Principal (000s)	Value
4.75%, 07/15/27 (Call 07/15/22)[c]	GBP	200	$286,236
6.75%, 05/15/24 (Call 05/15/19)[c]	EUR	300	409,728
Bank of Ireland
10.00%, 12/19/22[c]	EUR	100	175,862
(5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[b,c]	EUR	400	523,749
Bank of Ireland Group PLC (5 year EUR Swap + 3.550%)
3.13%, 09/19/27 (Call 09/19/22)[b,c]	GBP	100	143,116
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)[c]	EUR	200	259,812
2.75%, 02/01/25 (Call 11/01/24)[c]	EUR	100	131,263
3.25%, 06/01/21 (Call 03/10/21)[c]	EUR	300	402,807
4.13%, 01/30/20[c]	EUR	100	133,690

			3,424,559
ITALY — 21.55%
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	400	513,374
(5 year EUR Swap + 5.005%)
5.38%, 01/18/28 (Call 01/18/23)[b,c]	EUR	300	378,946
Banco BPM SpA
2.75%, 07/27/20[c]	EUR	500	649,535
3.50%, 03/14/19[c]	EUR	500	642,698
6.00%, 11/05/20[c]	EUR	200	269,568
7.13%, 03/01/21[c]	EUR	200	274,659
(5 year EUR Swap + 4.179%)
4.38%, 09/21/27 (Call 09/21/22)[b,c]	EUR	300	382,190
Banco Popolare SC
6.38%, 05/31/21[c]	EUR	100	135,832
BPER Banca (5 year EUR Swap + 4.910%)
5.13%, 05/31/27 (Call 05/31/22)[b,c]	EUR	200	262,853
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[c]	EUR	200	261,635
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21[c]	EUR	400	555,294
4.75%, 07/15/22[c]	EUR	600	850,545
6.75%, 10/14/19[c]	EUR	500	688,860
Iccrea Banca SpA
1.50%, 02/21/20[c]	EUR	300	376,297
1.50%, 10/11/22[c]	EUR	200	246,410
1.88%, 11/25/19[c]	EUR	200	253,171
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[c]	EUR	400	527,791
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	300	419,386
Intesa Sanpaolo SpA
2.86%, 04/23/25[c]	EUR	300	387,768
3.93%, 09/15/26[c]	EUR	400	552,955
5.00%, 09/23/19[c]	EUR	200	267,825
5.15%, 07/16/20	EUR	500	691,911
6.63%, 09/13/23[c]	EUR	600	942,096
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)[c]	EUR	225	278,382
4.50%, 01/19/21	EUR	300	416,610
5.25%, 01/21/22	EUR	400	581,759
8.00%, 12/16/19	GBP	100	159,366

Security		Principal (000s)	Value
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	150	$199,055
5.00%, 11/15/20	EUR	300	416,223
5.75%, 04/18/23	EUR	200	292,098
Saipem Finance International BV
2.75%, 04/05/22[c]	EUR	300	387,252
3.00%, 03/08/21[c]	EUR	200	262,725
3.75%, 09/08/23[c]	EUR	200	268,001
Salini Costruttori SpA
6.13%, 08/01/18	EUR	100	128,002
Salini Impregilo SpA
1.75%, 10/26/24[c]	EUR	150	175,376
3.75%, 06/24/21[c]	EUR	200	269,112
Telecom Italia SpA
2.38%, 10/12/27 (Call 07/12/27)[c]	EUR	200	249,533
4.88%, 09/25/20[c]	EUR	100	139,333
5.25%, 02/10/22[c]	EUR	500	733,661
6.13%, 12/14/18	EUR	100	131,093
Telecom Italia SpA/Milano
2.50%, 07/19/23[c]	EUR	200	262,631
3.00%, 09/30/25[c]	EUR	200	265,691
3.25%, 01/16/23[c]	EUR	200	272,921
3.63%, 01/19/24[c]	EUR	200	277,445
3.63%, 05/25/26[c]	EUR	200	277,245
4.50%, 01/25/21[c]	EUR	100	139,377
5.38%, 01/29/19[c]	EUR	200	262,146
6.38%, 06/24/19	GBP	150	227,884
UniCredit SpA
6.13%, 04/19/21[c]	EUR	200	288,421
6.95%, 10/31/22[c]	EUR	636	984,621
(5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[b,c]	EUR	400	557,941
(5 year EUR Swap + 4.316%)
4.38%, 01/03/27 (Call 01/03/22)[b,c]	EUR	400	549,977
Unione di Banche Italiane SpA
(5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)[b,c]	EUR	300	392,500
(5 year EUR Swap + 4.240%)
4.45%, 09/15/27 (Call 09/15/22)[b,c]	EUR	200	264,051
Unipol Gruppo SpA
3.00%, 03/18/25[c]	EUR	400	504,034
3.50%, 11/29/27 (Call 08/29/27)[c]	EUR	200	251,559
4.38%, 03/05/21[c]	EUR	100	136,829
Wind Tre SpA
2.63%, 01/20/23 (Call 11/03/19)[c]	EUR	600	694,101
3.13%, 01/20/25 (Call 11/03/20)[c]	EUR	800	916,108

			23,144,662
JAPAN — 2.68%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)[c]	EUR	500	614,243
4.00%, 07/30/22 (Call 04/30/22)[c]	EUR	200	272,095
4.00%, 09/19/29 (Call 06/21/29)[c]	EUR	300	363,753
4.63%, 04/15/20[c]	EUR	300	405,414
4.75%, 07/30/25 (Call 04/30/25)[c]	EUR	700	947,339
5.25%, 07/30/27 (Call 04/30/27)[c]	EUR	200	275,964

			2,878,808

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2018

Security		Principal (000s)	Value
LUXEMBOURG — 5.92%
Altice Financing SA
5.25%, 02/15/23 (Call 03/02/18)[c]	EUR	200	$257,550
Altice Finco SA
4.75%, 01/15/28 (Call 10/15/22)[c]	EUR	300	340,674
9.00%, 06/15/23 (Call 06/15/18)[c]	EUR	100	132,139
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	300	364,708
7.25%, 05/15/22 (Call 03/02/18)[c]	EUR	900	1,099,313
ArcelorMittal
0.95%, 01/17/23 (Call 10/17/22)[c]	EUR	100	123,610
2.88%, 07/06/20[c]	EUR	300	396,992
3.00%, 03/25/19[c]	EUR	300	385,955
3.00%, 04/09/21[c]	EUR	200	268,285
3.13%, 01/14/22[c]	EUR	300	407,278
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[c]	EUR	100	129,731
8.50%, 11/01/22 (Call 11/01/18)[c]	GBP	200	296,071
(3mo. LIBOR GBP + 3.5000%)
3.50%, 09/01/23 (Call 09/01/18)[b,c]	EUR	100	117,541
INEOS Finance PLC
2.13%, 11/15/25 (Call 11/15/20)[c]	EUR	200	240,499
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[c]	EUR	300	395,834
Matterhorn Telecom Holding SA
4.88%, 05/01/23 (Call 05/01/18)[c]	EUR	100	125,509
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[c]	EUR	400	506,343
4.00%, 11/15/27 (Call 11/15/22)[c]	EUR	200	240,383
Picard Bondco SA
5.50%, 11/30/24 (Call 11/30/20)[c]	EUR	100	126,388
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[c]	EUR	300	404,828

			6,359,631
NETHERLANDS — 3.80%
Axalta Coating Systems LLC
4.25%, 08/15/24 (Call 08/15/19)[c]	EUR	200	263,777
Constellium NV
4.25%, 02/15/26 (Call 11/15/20)[c]	EUR	200	253,618
4.63%, 05/15/21 (Call 03/02/18)[c]	EUR	100	127,067
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24 (Call 03/15/20)[c]	EUR	200	265,253
Saipem Finance International BV
2.63%, 01/07/25[c]	EUR	200	248,500
SNS Bank NV
6.25%, 10/26/20[a,e]	EUR	50	—
Steinhoff Europe AG
1.88%, 01/24/25 (Call 10/24/24)[c]	EUR	300	234,594
United Group BV
4.38%, 07/01/22 (Call 07/01/19)[c]	EUR	200	256,216
4.88%, 07/01/24 (Call 07/01/20)[c]	EUR	200	256,672
UPC Holding BV
3.88%, 06/15/29 (Call 06/15/22)[c]	EUR	300	353,321

Security		Principal (000s)	Value
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[c]	EUR	300	$392,074
Ziggo Bond Co. BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	300	409,156
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[c]	EUR	200	256,740
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	300	384,838
4.25%, 01/15/27 (Call 01/15/22)[c]	EUR	300	384,232

			4,086,058
PORTUGAL — 0.51%
Banco Comercial Portugues SA (5 year EUR Swap + 4.267%)
4.50%, 12/07/27 (Call 12/07/22)[b,c]	EUR	100	126,075
EDP - Energias de Portugal SA (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[b,c]	EUR	300	417,713

			543,788
SINGAPORE — 0.61%
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[c]	EUR	500	649,883

			649,883
SPAIN — 5.20%
Banco de Credito Social Cooperativo SA (5 year EUR Swap + 7.591%)
7.75%, 06/07/27 (Call 06/07/22)[b,c]	EUR	100	129,397
Banco de Sabadell SA
5.63%, 05/06/26[c]	EUR	200	305,784
6.25%, 04/26/20	EUR	250	350,257
Bankia SA
(5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[b,c]	EUR	400	519,150
(5 year EUR Swap + 3.350%)
3.38%, 03/15/27 (Call 03/15/22)[b,c]	EUR	200	267,101
Bankinter SA
6.38%, 09/11/19[c]	EUR	100	136,987
(5 year EUR Swap + 2.400%)
2.50%, 04/06/27 (Call 04/06/22)[b,c]	EUR	200	259,233
CaixaBank SA
(5 year EUR Swap + 2.350%)
2.75%, 07/14/28 (Call 07/14/23)[b,c]	EUR	400	520,478
(5 year EUR Swap + 3.350%)
3.50%, 02/15/27 (Call 02/15/22)[b,c]	EUR	400	537,214
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[c]	EUR	400	507,696
2.88%, 04/18/25 (Call 01/18/25)[c]	EUR	100	128,315
3.13%, 07/27/22[c]	EUR	200	269,006
Cirsa Funding Luxembourg SA
5.75%, 05/15/21 (Call 05/15/18)[c]	EUR	100	129,485
5.88%, 05/15/23 (Call 05/15/18)[c]	EUR	200	258,495
Grifols SA
3.20%, 05/01/25 (Call 05/01/20)[c]	EUR	400	506,602
Grupo Isolux Corsan SA
3.00%, 12/30/21 (Call 03/02/18)[e]	EUR	141	2,629

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Ibercaja Banco SA (5 year EUR Swap + 4.551%)
5.00%, 07/28/25 (Call 07/28/20)[b,c]	EUR	200	$265,190
Repsol International Finance BV (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[b,c]	EUR	350	492,497

			5,585,516
SWEDEN — 3.12%
Fastighets AB Balder (5 year EUR Swap + 2.895%)
3.00%, 03/07/78 (Call 03/07/23)[b,c]	EUR	200	251,495
Intrum Justitia AB
2.75%, 07/15/22 (Call 07/15/19)[c]	EUR	600	745,125
3.13%, 07/15/24 (Call 07/15/20)[c]	EUR	400	490,899
Telefonaktiebolaget LM Ericsson
0.88%, 03/01/21[c]	EUR	200	246,943
Series 7Y
1.88%, 03/01/24[c]	EUR	200	240,132
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[c]	EUR	270	356,930
Verisure Midholding AB
5.75%, 12/01/23 (Call 12/01/19)[c]	EUR	400	500,905
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)[c]	EUR	200	250,789
3.25%, 05/18/21[c]	EUR	200	269,859

			3,353,077
SWITZERLAND — 0.60%
Dufry Finance SCA
4.50%, 08/01/23 (Call 08/01/18)[c]	EUR	200	261,656
Dufry One BV
2.50%, 10/15/24 (Call 10/15/20)[c]	EUR	300	381,167

			642,823
UNITED KINGDOM — 9.45%
Ardonagh Midco 3 PLC
8.38%, 07/15/23 (Call 07/15/20)[c]	GBP	200	289,997
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/18)[c]	GBP	100	147,009
Boparan Finance PLC
4.38%, 07/15/21 (Call 03/02/18)[c]	EUR	100	121,428
5.50%, 07/15/21 (Call 02/12/18)[c]	GBP	200	277,234
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[c]	GBP	100	148,846
CNH Industrial Finance Europe SA
1.38%, 05/23/22 (Call 02/23/22)[c]	EUR	300	383,733
1.75%, 09/12/25 (Call 06/12/25)[c]	EUR	200	254,774
2.88%, 05/17/23[c]	EUR	300	409,737
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[c]	EUR	500	689,969
Heathrow Finance PLC
3.88%, 03/01/27[c]	GBP	100	141,720
INEOS Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[c]	EUR	300	382,806

Security		Principal (000s)	Value
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[c]	EUR	200	$252,763
2.75%, 01/24/21[c]	GBP	200	289,387
3.88%, 03/01/23[c]	GBP	100	147,715
5.00%, 02/15/22[c]	GBP	200	308,817
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[c]	GBP	200	129,407
Royal Bank of Scotland Group PLC (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[b,c]	EUR	400	515,277
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	300	380,228
2.13%, 11/12/20 (Call 08/12/20)[c]	EUR	300	390,767
2.50%, 07/01/24[c]	EUR	300	397,793
Tesco PLC
6.13%, 02/24/22	GBP	400	651,397
Thomas Cook Finance 2 PLC
3.88%, 07/15/23 (Call 01/15/20)[c]	EUR	200	255,084
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[c]	EUR	300	404,655
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	200	260,928
6.38%, 10/15/24 (Call 10/15/19)[c]	GBP	100	152,071
7.00%, 04/15/23 (Call 04/15/18)[c]	GBP	100	148,377
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24 (Call 09/15/19)[c]	GBP	400	581,759
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[c]	GBP	200	289,370
5.00%, 04/15/27 (Call 04/15/22)[c]	GBP	300	434,542
5.13%, 01/15/25 (Call 01/15/20)[c]	GBP	300	444,638
6.00%, 01/15/25 (Call 01/15/21)[c,f]	GBP	100	161,770
6.25%, 03/28/29 (Call 01/15/21)[c]	GBP	200	305,345

			10,149,343
UNITED STATES — 12.89%
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[c]	EUR	400	513,499
AMC Entertainment Holdings Inc.
6.38%, 11/15/24 (Call 11/15/19)	GBP	200	285,414
Aramark International Finance Sarl
3.13%, 04/01/25 (Call 04/01/20)[c]	EUR	100	130,433
Avantor Inc.
4.75%, 10/01/24 (Call 10/01/20)[c]	EUR	200	248,278
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[c]	EUR	100	127,498
4.50%, 05/15/25 (Call 05/15/20)[c]	EUR	100	127,432
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	200	262,756
Ball Corp.
3.50%, 12/15/20	EUR	100	135,185
4.38%, 12/15/23	EUR	300	423,018
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)	EUR	100	131,735
CNH Industrial Finance Europe SA
2.75%, 03/18/19[c]	EUR	300	384,887
2.88%, 09/27/21[c]	EUR	200	271,015
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/31/24)[c]	EUR	300	380,536
3.38%, 05/15/25 (Call 11/15/24)[c]	EUR	200	261,162
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	200	273,709

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2018

Security		Principal (000s)	Value
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[c]	EUR	100	$128,572
Equinix Inc.
2.88%, 10/01/25 (Call 10/01/20)	EUR	400	501,297
2.88%, 02/01/26 (Call 02/01/21)	EUR	400	495,554
Federal-Mogul LLC/Federal-Mogul Financing Corp.
4.88%, 04/15/22 (Call 04/15/19)[c]	EUR	225	283,578
5.00%, 07/15/24 (Call 07/15/20)[c]	EUR	100	123,565
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[c]	EUR	100	129,351
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[c]	EUR	200	269,449
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	100	142,901
5.13%, 04/15/21 (Call 01/15/21)	EUR	200	279,059
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)	EUR	100	127,276
International Game Technology PLC
4.75%, 03/05/20[c]	EUR	200	269,281
Iron Mountain Inc.
3.00%, 01/15/25 (Call 06/15/20)[c]	EUR	100	125,562
Iron Mountain UK PLC
3.88%, 11/15/25 (Call 11/15/20)[c]	GBP	200	275,939
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)	EUR	200	260,114
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[c]	EUR	200	267,137
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	200	263,219
4.00%, 08/19/22 (Call 05/19/22)	EUR	200	275,640
Netflix Inc.
3.63%, 05/15/27[c]	EUR	600	751,935
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[c]	EUR	300	389,404
4.88%, 03/31/21[c]	EUR	100	140,384
6.75%, 09/15/20[c]	EUR	200	288,752
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 03/02/18)[c]	EUR	100	129,984
PVH Corp.
3.13%, 12/15/27[c]	EUR	250	313,384
3.63%, 07/15/24 (Call 04/15/24)[c]	EUR	225	305,875
Quintiles IMS Inc.
2.88%, 09/15/25 (Call 09/15/20)[c]	EUR	200	249,236
3.25%, 03/15/25 (Call 03/15/20)[c]	EUR	500	635,115
3.50%, 10/15/24 (Call 10/15/19)[c]	EUR	300	385,974
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[c]	EUR	200	283,381
Silgan Holdings Inc.
3.25%, 03/15/25[c]	EUR	100	128,912
3.25%, 03/15/25 (Call 03/15/20)	EUR	200	257,824
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[c]	EUR	200	265,939
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[c]	EUR	650	722,934
Vantiv LLC/Vanity Issuer Corp.
3.88%, 11/15/25 (Call 11/15/20)[c]	GBP	200	286,258

Security		Principal or Shares (000s)	Value
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[c]	EUR	100	$131,700

			13,841,042
TOTAL CORPORATE BONDS & NOTES (Cost: $98,727,979)			104,579,403

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[g,h]		18	17,989

			17,989

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,989)			17,989

TOTAL INVESTMENTS IN SECURITIES — 97.40%
(Cost: $98,905,405)			104,597,392
Other Assets, Less Liabilities — 2.60%			2,792,449

NET ASSETS — 100.00%			$107,389,841

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Issuer is in default of interest payments.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Affiliate of the Fund.
[h]	Annualized 7-day yield as of period end.

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1	17[a]	—	18	$17,989	$174	$—	$—

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common stocks	$—	$—	$0[a]	$0[a]
Corporate bonds & notes	—	104,579,399	4	104,579,403
Money market funds	17,989	—	—	17,989

Total	$17,989	$104,579,399	$4	$104,597,392

a	Rounds to less than $1.

16

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 95.37%

ARGENTINA — 2.83%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20[a]	$200	$201,080
Adecoagro SA
6.00%, 09/21/27[a]	150	147,782
Cablevision SA
6.50%, 06/15/21 (Call 06/15/19)[a]	300	316,500
Pampa Energia SA
7.38%, 07/21/23 (Call 07/21/20)[a]	200	216,750
7.50%, 01/24/27 (Call 01/24/22)[a]	150	162,937
Stoneway Capital Corp.
10.00%, 03/01/27 (Call 03/01/22)[a]	150	162,443
YPF SA
6.95%, 07/21/27[a]	100	103,199
7.00%, 12/15/47 (Call 06/15/47)[a]	200	190,080
8.50%, 03/23/21[a]	200	221,250
8.50%, 07/28/25[a]	125	141,756
8.75%, 04/04/24[a]	580	657,575

		2,521,352
BRAZIL — 7.69%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[a]	200	211,140
Banco do Brasil SA/Cayman Islands
5.88%, 01/26/22[a]	200	207,910
5.88%, 01/19/23[a]	200	208,250
(10 year CMT + 4.398%)
6.25%, (Call 04/15/24)[a,b,c]	200	184,510
(10 year CMT + 7.327%)
9.25%, (Call 04/15/23)[a,b,c]	200	218,540
Braskem Finance Ltd.
5.38%, 05/02/22[a]	200	212,000
Braskem Netherlands Finance BV
4.50%, 01/10/28[a]	200	202,108
BRF SA
3.95%, 05/22/23[a]	200	197,250
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[a]	200	206,250
CSN Islands XII Corp.
7.00%, (Call 03/23/18)[a,c]	100	88,600
CSN Resources SA
6.50%, 07/21/20[a]	100	96,375
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	103,825
5.40%, 02/01/27[d]	150	158,985
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	50	53,500
GTL Trade Finance Inc./Gerdau Holdings Inc.
5.89%, 04/29/24 (Call 01/29/24)[a]	150	160,987
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[a]	200	205,700
5.65%, 03/19/22[a,d]	200	208,642
JBS Investments GmbH
7.75%, 10/28/20 (Call 03/02/18)[a]	200	205,250

Security	Principal (000s)	Value
JBS USA LUX SA/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)[a]	$75	$74,663
7.25%, 06/01/21 (Call 03/02/18)[a]	100	102,000
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[a]	200	209,200
Odebrecht Finance Ltd.
4.38%, 04/25/25[a]	200	65,000
Petrobras Global Finance BV
5.30%, 01/27/25[e]	158	159,134
5.63%, 05/20/43	150	135,038
6.13%, 01/17/22	200	213,200
6.25%, 03/17/24	225	239,647
6.75%, 01/27/41	145	147,719
6.85%, 06/05/15	100	98,625
6.88%, 01/20/40	175	179,375
7.25%, 03/17/44	150	157,875
7.38%, 01/17/27	200	221,300
8.38%, 05/23/21	400	456,600
8.75%, 05/23/26	250	299,975
St. Marys Cement Inc. Canada
5.75%, 01/28/27 (Call 10/28/26)[a]	200	209,690
Vale Overseas Ltd.
5.88%, 06/10/21	100	108,700
6.25%, 08/10/26	200	231,208
6.88%, 11/10/39[d]	200	252,690
8.25%, 01/17/34	125	168,281

		6,859,742
CHILE — 4.17%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	209,500
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)[a]	400	393,797
5.15%, 02/12/25 (Call 11/12/24)[a]	200	212,000
Colbun SA
4.50%, 07/10/24 (Call 04/11/24)[a]	200	208,500
Empresa Electrica Angamos SA
4.88%, 05/25/29[a,d]	400	404,000
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26[a]	200	207,500
4.88%, 10/30/24[a,d]	200	209,250
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	200	201,250
GNL Quintero SA
4.63%, 07/31/29[a,d]	400	417,000
Inversiones CMPC SA
4.75%, 09/15/24 (Call 06/15/24)[a]	200	210,750
Inversiones CMPC SA/Cayman Islands Branch
4.38%, 05/15/23 (Call 02/15/23)[a]	400	414,000
LATAM Airlines Group SA
7.25%, 06/09/20[a]	400	421,500
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[a]	200	210,000

		3,719,047

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
CHINA — 8.94%
Agile Group Holdings Ltd.
9.00%, 05/21/20 (Call 05/21/18)[a]	$200	$211,500
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	300	290,970
3.60%, 11/28/24 (Call 08/28/24)	200	202,313
4.00%, 12/06/37 (Call 06/06/37)	200	199,887
Azure Nova International Finance Ltd.
3.50%, 03/21/22[a]	200	198,110
Baidu Inc.
4.13%, 06/30/25	200	203,810
Bank of China Ltd./Hong Kong
3.88%, 06/30/25[a]	200	202,250
Bank of China Ltd./Macau
2.88%, 04/20/22[a]	200	196,113
Bank of Communications Co. Ltd. (5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[a,b]	200	202,750
BOC Aviation Ltd.
3.50%, 09/18/27 (Call 06/18/27)[a]	200	188,618
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25[a]	400	398,000
China Construction Bank Corp. (5 year CMT + 2.425%)
3.88%, 05/13/25 (Call 05/13/20)[a,b]	200	201,044
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/20)[a]	200	202,095
8.75%, 06/28/25 (Call 06/28/21)[a]	200	206,585
China Overseas Finance Cayman II Ltd.
5.50%, 11/10/20[a]	100	105,875
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24[a]	200	223,250
CITIC Ltd.
3.13%, 02/28/22[a]	400	392,500
6.63%, 04/15/21[a]	100	109,408
CMBLEMTN 1 Ltd.
3.25%, 11/29/21[a]	200	196,794
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[a]	200	222,809
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	200	198,250
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	206,614
CNPC General Capital Ltd.
3.40%, 04/16/23[a]	200	199,879
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[a]	200	208,000
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)[a]	200	198,124
Greenland Global Investment Ltd.
5.88%, 07/03/24[a]	200	198,750
Huarong Finance 2017 Co. Ltd.
4.75%, 04/27/27[a]	200	200,422
Huarong Finance II Co. Ltd.
5.50%, 01/16/25[a]	200	212,232
ICBCIL Finance Co. Ltd.
2.50%, 09/29/21[a]	200	192,701

Security	Principal (000s)	Value
Industrial & Commercial Bank of China Ltd./New York
2.91%, 11/13/20	$250	$247,636
Industrial & Commercial Bank of China Ltd./Singapore (3 mo. LIBOR US + 0.950%)
2.69%, 04/24/22[a,f]	400	401,516
JD.com Inc.
3.88%, 04/29/26	200	197,878
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (Call 06/30/20)[a]	200	194,397
Nexen Energy ULC
7.50%, 07/30/39	100	143,625
Proven Honour Capital Ltd.
4.13%, 05/19/25[a]	400	402,189
Sino-Ocean Land Treasure Finance II Ltd.
5.95%, 02/04/27[a]	200	218,020

		7,974,914
COLOMBIA — 4.77%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd.
8.38%, 05/10/20 (Call 03/02/18)[a]	200	205,750
Banco de Bogota SA
5.38%, 02/19/23[a,d]	200	211,000
6.25%, 05/12/26[a,d]	200	216,750
Bancolombia SA
5.13%, 09/11/22	87	91,220
5.95%, 06/03/21[d]	400	434,160
(5 year CMT + 2.929%)
4.88%, 10/18/27 (Call 10/18/22)[b]	200	198,800
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 03/02/18)[a]	400	406,500
( 5 year USD Swap + 6.958%)
8.50%,[a,b,c]	100	107,500
Ecopetrol SA
4.13%, 01/16/25	300	299,928
5.38%, 06/26/26 (Call 03/26/26)	325	348,265
5.88%, 09/18/23	200	219,250
5.88%, 05/28/45	400	422,500
7.38%, 09/18/43	200	247,500
Grupo Aval Ltd.
4.75%, 09/26/22[a]	200	204,000
GrupoSura Finance SA
5.50%, 04/29/26 (Call 01/29/26)[a]	200	218,480
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)[a]	200	212,800
SUAM Finance BV
4.88%, 04/17/24[a]	200	212,250

		4,256,653
GHANA — 0.23%
Tullow Oil PLC
6.25%, 04/15/22 (Call 03/02/18)[a]	200	204,750

		204,750

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
GUATEMALA — 0.47%
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/24 (Call 02/06/19)[a]	$400	$420,420

		420,420
HONG KONG — 5.10%
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)[a]	200	195,965
4.50%, 03/16/46 (Call 09/16/45)[a]	200	214,107
Bank of East Asia Ltd. (The) (5 year CMT + 2.700%)
4.00%, 11/03/26 (Call 11/03/21)[a,b]	200	198,940
CK Hutchison International 16 Ltd.
2.75%, 10/03/26[a]	800	745,922
HKT Capital No. 4 Ltd.
3.00%, 07/14/26[a]	200	186,750
Hongkong Electric Finance Ltd.
2.88%, 05/03/26[a]	200	188,500
Hutchison Whampoa International 11 Ltd.
4.63%, 01/13/22[a]	400	420,000
Li & Fung Ltd.
5.25%, (Call 11/03/21)[a,c]	200	179,000
Nanyang Commercial Bank Ltd. (5 year CMT + 3.205%)
5.00%, (Call 06/02/22)[a,b,c]	200	200,271
NWD Finance BVI Ltd.
5.75%, (Call 10/05/21)[a,c]	200	194,800
NWD MTN Ltd.
5.25%, 02/26/21[a]	200	208,949
OVPH Ltd.
5.88%, (Call 03/01/21)[a,c]	200	202,500
PCPD Capital Ltd.
4.75%, 03/09/22[a]	200	202,335
Radiant Access Ltd.
4.60%, (Call 05/18/20)[a,c]	200	187,764
Sun Hung Kai Properties Capital Market Ltd.
4.50%, 02/14/22[a]	200	209,438
Swire Pacific MTN Financing Ltd.
4.50%, 10/09/23[a]	400	420,612
Swire Properties MTN Financing Ltd.
3.63%, 01/13/26[a]	200	199,250
TVB Finance Ltd.
3.63%, 10/11/21[a]	200	196,020

		4,551,123
INDIA — 5.01%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24[a]	200	210,332
Axis Bank Ltd./Dubai
3.25%, 05/21/20[a]	200	199,807
Bharat Petroleum Corp. Ltd.
4.00%, 05/08/25[a]	200	200,405
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[a]	400	418,856
Delhi International Airport Ltd.
6.13%, 10/31/26[a]	200	210,394

Security	Principal (000s)	Value
Greenko Dutch BV
5.25%, 07/24/24 (Call 07/24/20)[a]	$200	$199,921
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[a]	200	199,250
3.50%, 03/18/20[a]	200	201,168
4.00%, 03/18/26[a]	250	248,843
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/20[a]	100	106,575
Indian Oil Corp. Ltd.
5.75%, 08/01/23[a]	200	220,100
JSW Steel Ltd.
5.25%, 04/13/22[a]	200	203,994
NTPC Ltd.
4.38%, 11/26/24[a]	200	207,911
Oil India Ltd.
5.38%, 04/17/24[a]	200	217,816
ONGC Videsh Ltd.
4.63%, 07/15/24[a]	200	209,750
Reliance Holdings USA Inc.
5.40%, 02/14/22[a]	250	268,381
Reliance Industries Ltd.
4.13%, 01/28/25[a]	500	508,449
Vedanta Resources PLC
7.13%, 05/31/23[a]	200	213,250
8.25%, 06/07/21[a]	200	220,492

		4,465,694
INDONESIA — 1.38%
Indo Energy Finance II BV
6.38%, 01/24/23 (Call 03/02/18)[a]	200	203,225
Listrindo Capital BV
4.95%, 09/14/26 (Call 09/14/21)[a]	200	198,640
Minejesa Capital BV
4.63%, 08/10/30[e]	200	202,272
5.63%, 08/10/37[e]	200	210,316
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[a]	200	214,250
Saka Energi Indonesia PT
4.45%, 05/05/24[a]	200	202,890

		1,231,593
ISRAEL — 4.32%
Altice Financing SA
6.63%, 02/15/23 (Call 03/02/18)[a]	400	406,000
7.50%, 05/15/26 (Call 05/15/21)[a]	600	625,860
Israel Electric Corp. Ltd.
6.88%, 06/21/23[a]	200	233,000
Series 6
5.00%, 11/12/24[a,e]	200	215,250
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	181,601
Series 2
3.65%, 11/10/21	500	483,244
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[d]	300	300,000

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21[d]	$300	$279,540
2.80%, 07/21/23[d]	500	441,725
3.15%, 10/01/26[d]	600	499,500
4.10%, 10/01/46[d]	250	188,958

		3,854,678
JAMAICA — 1.33%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 03/02/18)[a,d]	200	188,310
8.25%, 09/30/20 (Call 03/02/18)[a]	400	396,500
Digicel Ltd.
6.00%, 04/15/21 (Call 03/02/18)[a]	200	198,750
6.75%, 03/01/23 (Call 03/01/18)[a]	400	398,000

		1,181,560
KAZAKHSTAN — 0.68%
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 03/02/18)[a]	200	199,250
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22 (Call 07/25/19)[a]	200	211,713
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/26[a]	200	199,650

		610,613
KUWAIT — 2.01%
Burgan Senior SPC Ltd.
3.13%, 09/14/21[a]	400	394,500
Equate Petrochemical BV
3.00%, 03/03/22[a]	400	392,800
4.25%, 11/03/26[a]	200	202,800
Kuwait Projects Co. SPC Ltd.
4.50%, 02/23/27[a]	200	199,750
5.00%, 03/15/23[a]	200	209,000
NBK SPC Ltd.
2.75%, 05/30/22[a]	400	392,116

		1,790,966
MACAU — 0.91%
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/20)[a]	200	200,536
Studio City Co. Ltd.
7.25%, 11/30/21 (Call 11/30/18)[a]	200	210,851
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/20)[a]	400	399,085

		810,472
MALAYSIA — 1.34%
Axiata SPV2 Bhd
4.36%, 03/24/26[a]	200	206,360
Gohl Capital Ltd.
4.25%, 01/24/27[a]	400	402,000

Security	Principal (000s)	Value
Malayan Banking Bhd (5 year USD Swap + 2.542%)
3.91%, 10/29/26 (Call 10/29/21)[a,b]	$200	$202,652
RHB Bank Bhd
2.50%, 10/06/21[a]	200	195,111
TNB Global Ventures Capital Bhd
3.24%, 10/19/26[a]	200	190,708

		1,196,831
MEXICO — 5.93%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)[a,d]	200	211,000
America Movil SAB de CV
3.13%, 07/16/22	200	199,538
5.00%, 03/30/20	300	314,181
6.13%, 03/30/40[d]	200	245,924
6.38%, 03/01/35	200	247,778
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/24[a]	150	150,938
Banco Mercantil del Norte SA/Grand Cayman (10 year CMT + 5.353%)
7.63%, (Call 01/06/28)[a,b,c]	200	220,691
Banco Santander Mexico SA
4.13%, 11/09/22[a]	150	153,375
BBVA Bancomer SA/Texas
4.38%, 04/10/24[a]	150	155,063
6.75%, 09/30/22[a]	300	334,875
Cemex SAB de CV
6.13%, 05/05/25 (Call 05/05/20)[a]	200	212,750
7.75%, 04/16/26 (Call 04/16/21)[a]	200	225,875
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	150	153,840
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26[a,d]	200	193,650
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43[d]	150	155,325
Grupo Bimbo SAB de CV
4.50%, 01/25/22[a]	100	104,230
4.88%, 06/27/44[a]	200	202,536
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	195,917
6.63%, 01/15/40	100	119,300
Mexichem SAB de CV
4.88%, 09/19/22[a]	200	210,700
5.50%, 01/15/48 (Call 07/15/47)[a]	200	195,914
Sigma Alimentos SA de CV
4.13%, 05/02/26 (Call 02/02/26)[a,d]	200	200,000
Southern Copper Corp.
5.25%, 11/08/42	200	225,800
5.88%, 04/23/45	150	182,812
6.75%, 04/16/40	100	131,750
7.50%, 07/27/35	100	136,587
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)[a]	200	210,000

		5,290,349

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
MOROCCO — 0.73%
OCP SA
4.50%, 10/22/25[a]	$200	$202,000
5.63%, 04/25/24[a]	200	215,000
6.88%, 04/25/44[a]	200	235,000

		652,000
NIGERIA — 0.47%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (Call 10/27/18)[a]	200	212,750
Zenith Bank PLC
7.38%, 05/30/22[a]	200	210,501

		423,251
PANAMA — 0.69%
Banco General SA
4.13%, 08/07/27 (Call 05/07/27)[a]	200	201,661
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)[a]	200	211,200
Global Bank Corp.
4.50%, 10/20/21[a]	200	203,000

		615,861
PERU — 2.40%
Banco de Credito del Peru
4.25%, 04/01/23[a,d]	600	627,750
Banco de Credito del Peru/Panama
5.38%, 09/16/20[a]	100	106,000
Banco Internacional del Peru SAA Interbank
3.38%, 01/18/23[e]	216	214,814
BBVA Banco Continental SA
5.00%, 08/26/22[a]	150	160,875
Inkia Energy Ltd.
5.88%, 11/09/27 (Call 11/09/22)[a]	200	201,431
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34[a]	200	216,600
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)[a]	200	211,811
Orazul Energy Egenor S en C por A
5.63%, 04/28/27 (Call 04/28/22)[a]	200	196,761
Transportadora de Gas del Peru SA
4.25%, 04/30/28[a]	200	205,500

		2,141,542
PHILIPPINES — 0.46%
JGSH Philippines Ltd.
4.38%, 01/23/23[a]	400	407,992

		407,992
QATAR — 3.07%
ABQ Finance Ltd.
3.50%, 02/22/22[a]	200	196,750

Security	Principal (000s)	Value
CBQ Finance Ltd.
3.25%, 06/13/21[a]	$200	$196,250
Nakilat Inc.
6.07%, 12/31/33[a]	200	228,750
Ooredoo International Finance Ltd.
3.25%, 02/21/23[a]	550	538,312
3.88%, 01/31/28[a]	200	198,000
5.00%, 10/19/25[a]	400	427,200
QNB Finance Ltd.
2.13%, 09/07/21[a]	200	191,000
2.88%, 04/29/20[a]	200	198,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27[a]	250	279,375
6.33%, 09/30/27[a,d]	250	286,250

		2,739,887
RUSSIA — 5.72%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[a]	200	222,500
ALROSA Finance SA
7.75%, 11/03/20[a]	200	220,750
Credit Bank of Moscow Via CBOM Finance PLC (5 year USD Swap + 5.416%)
7.50%, 10/05/27 (Call 10/05/22)[a,b]	200	191,000
Evraz Group SA
8.25%, 01/28/21[a]	200	222,250
Gazprom Neft OAO Via GPN Capital SA
6.00%, 11/27/23[a]	200	219,000
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[a]	200	208,000
4.95%, 02/06/28[a]	200	208,250
6.51%, 03/07/22[a]	100	110,000
7.29%, 08/16/37[a]	100	126,100
8.63%, 04/28/34[a]	150	207,563
Lukoil International Finance BV
4.56%, 04/24/23[a]	200	206,493
6.66%, 06/07/22[a]	120	134,250
MMC Norilsk Nickel OJSC via MMC Finance DAC
4.10%, 04/11/23[a]	200	200,500
Novolipetsk Steel via Steel Funding DAC
4.50%, 06/15/23[a]	200	206,750
Polyus Finance PLC
5.25%, 02/07/23[a]	400	412,500
Rusal Capital DAC
5.30%, 05/03/23[a]	200	204,090
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[a]	200	207,250
6.13%, 02/07/22[a]	200	217,000
(5 year CMT + 4.023%)
5.50%, 02/26/24 (Call 02/26/19)[a,b]	200	203,750
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[a]	200	217,750
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)[a]	200	201,055
5.95%, 02/13/23[a]	200	213,000

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/20[a]	$100	$107,375
6.95%, 10/17/22[a]	400	432,000

		5,099,176
SAUDI ARABIA — 1.64%
Acwa Power Management And Investments One Ltd.
5.95%, 12/15/39[a]	200	211,857
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24[a]	800	823,200
5.50%, 04/08/44[a]	400	431,000

		1,466,057
SINGAPORE — 2.92%
DBS Group Holdings Ltd. (5 year USD Swap + 2.390%)
3.60%, (Call 09/07/21)[a,b,c]	200	198,582
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	300	315,077
Global Logistic Properties Ltd.
3.88%, 06/04/25[a]	200	192,531
Olam International Ltd. (5 year CMT + 6.290%)
5.35%, (Call 07/20/21)[a,b,c]	200	194,500
Oversea-Chinese Banking Corp. Ltd.
4.25%, 06/19/24[a]	400	408,914
(5 year USD Swap + 2.279%)
3.15%, 03/11/23 (Call 03/11/18)[a,b]	200	200,045
SingTel Group Treasury Pte Ltd.
3.25%, 06/30/25[a]	500	497,500
United Overseas Bank Ltd. (5 year USD Swap + 2.236%)
3.50%, 09/16/26 (Call 09/16/21)[a,b]	600	599,934

		2,607,083
SOUTH AFRICA — 2.93%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	100	103,875
5.38%, 04/15/20	400	416,500
Liquid Telecommunications Financing PLC
8.50%, 07/13/22 (Call 07/13/20)[e]	200	210,636
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[a]	200	199,000
5.37%, 02/13/22[a]	400	413,000
Myriad International Holdings BV
5.50%, 07/21/25 (Call 04/21/25)[a]	400	436,000
6.00%, 07/18/20[a]	200	213,250
Petra Diamonds U.S. Treasury PLC
7.25%, 05/01/22 (Call 05/01/19)[a,d]	200	202,750
Sasol Financing International Ltd.
4.50%, 11/14/22	200	203,200
Stillwater Mining Co.
7.13%, 06/27/25 (Call 06/27/21)[e]	200	211,711

		2,609,922

Security	Principal (000s)	Value
SOUTH KOREA — 4.14%
Heungkuk Life Insurance Co. Ltd. (5 year CMT + 2.472%)
4.48%, 11/09/47[a,b]	$200	$196,714
Hyundai Capital America
3.00%, 10/30/20[a]	300	298,761
Hyundai Capital Services Inc.
3.00%, 03/06/22[a]	400	392,000
Korea East-West Power Company Ltd.
2.63%, 06/19/22	200	193,989
Korea Gas Corp.
3.50%, 07/21/25[a]	200	198,868
3.50%, 07/02/26[a]	200	198,000
4.25%, 11/02/20[a]	100	103,079
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[a]	200	197,421
NongHyup Bank
2.88%, 07/17/22[a]	200	195,831
POSCO
4.25%, 10/28/20[a]	100	102,695
5.25%, 04/14/21[a]	200	211,789
Shinhan Bank Co. Ltd.
2.25%, 04/15/20[a]	200	195,517
2.88%, 03/28/22[a]	400	392,000
Woori Bank
2.63%, 07/20/21[a]	200	196,000
4.75%, 04/30/24[a]	400	416,363
(5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[a,b]	200	203,176

		3,692,203
TAIWAN — 0.22%
Formosa Group Cayman Ltd.
3.38%, 04/22/25[a]	200	195,750

		195,750
THAILAND — 1.50%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[a]	300	313,131
5.00%, 10/03/23[a,d]	200	216,022
PTT Global Chemical PCL
4.25%, 09/19/22[a]	200	206,855
PTT PCL
4.50%, 10/25/42[a]	200	202,474
PTTEP Treasury Center Co. Ltd. (5 year CMT + 2.724%)
4.60%, (Call 07/17/22)[a,b,c]	200	201,250
Thai Oil PCL
3.63%, 01/23/23[a]	200	202,024

		1,341,756

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

January 31, 2018

Security	Principal (000s)	Value
TURKEY — 4.60%
Akbank Turk AS
5.00%, 10/24/22[a]	$150	$150,937
5.13%, 03/31/25[a]	200	196,250
KOC Holding AS
3.50%, 04/24/20[a]	200	199,750
QNB Finansbank AS/Turkey
4.88%, 05/19/22[a]	200	196,568
Tupras Turkiye Petrol Rafinerileri AS
4.50%, 10/18/24 (Call 07/20/24)[a]	200	196,889
Turk Telekomunikasyon AS
4.88%, 06/19/24[a]	200	202,750
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25[a]	200	214,750
Turkiye Garanti Bankasi AS
5.88%, 03/16/23[a]	400	414,500
6.25%, 04/20/21[a]	200	210,500
Turkiye Halk Bankasi AS
4.75%, 02/11/21[a]	200	191,500
Turkiye Is Bankasi
5.00%, 04/30/20[a]	200	202,000
5.00%, 06/25/21[a]	200	200,000
5.38%, 10/06/21[a]	200	201,500
5.50%, 04/21/22[a]	200	201,500
(5 year USD Swap + 5.117%)
7.00%, 06/29/28 (Call 06/29/23)[a,b]	200	201,706
Turkiye Vakiflar Bankasi TAO
6.00%, 11/01/22[a]	200	198,250
(5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[a,b]	200	202,750
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[a]	200	197,500
(5 year USD Swap + 7.400%)
8.50%, 03/09/26 (Call 03/09/21)[a,b]	300	322,500

		4,102,100
UKRAINE — 0.80%
DTEK Finance PLC
10.75%, 12/31/24 (Call 03/05/18)	260	279,795
MHP SE
8.25%, 04/02/20[a]	400	435,000

		714,795
UNITED ARAB EMIRATES — 4.79%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21[a]	200	202,000
3.63%, 01/12/23[a]	200	201,250
4.38%, 06/22/26[a]	400	411,000
6.50%, 10/27/36[a]	100	126,500
ADCB Finance Cayman Ltd.
4.50%, 03/06/23[a]	200	205,750
BOS Funding Ltd.
4.23%, 03/07/22[a]	200	202,530
DAE Funding LLC
5.00%, 08/01/24 (Call 08/01/20)[a]	200	198,716

Security	Principal (000s)	Value
DIB Sukuk Ltd.
3.66%, 02/14/22[a]	$200	$200,750
Dolphin Energy Ltd. LLC
5.50%, 12/15/21[a]	200	215,500
DP World Crescent Ltd.
3.91%, 05/31/23[a]	400	407,500
DP World Ltd.
6.85%, 07/02/37[a]	200	250,125
Emaar Sukuk Ltd.
3.64%, 09/15/26[a]	200	194,250
EMG SUKUK Ltd.
4.56%, 06/18/24[a]	200	207,000
Emirates NBD Tier 1 Ltd. (6 year USD Swap + 4.513%)
5.75%, (Call 05/30/19)[a,b,c]	400	406,000
First Abu Dhabi Bank PJSC
3.00%, 03/30/22[a]	400	396,117
MAF Global Securities Ltd.
4.75%, 05/07/24[a]	200	209,500
Ruwais Power Co. PJSC
6.00%, 08/31/36[a]	200	234,000

		4,268,488
ZAMBIA — 1.18%
First Quantum Minerals Ltd.
7.00%, 02/15/21 (Call 03/02/18)[a]	400	413,140
7.25%, 04/01/23 (Call 10/01/19)[a]	600	635,250

		1,048,390
TOTAL CORPORATE BONDS & NOTES
(Cost: $84,310,654)		85,067,010

FOREIGN GOVERNMENT OBLIGATIONS[g] — 0.99%

NIGERIA — 0.23%
Africa Finance Corp.
3.88%, 04/13/24[a]	200	200,500

		200,500
SOUTH KOREA — 0.31%
Korea Gas Corp.
6.25%, 01/20/42[a]	200	276,750

		276,750
SUPRANATIONAL — 0.45%
African Export-Import Bank (The)
4.00%, 05/24/21[a]	400	405,000

		405,000
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $891,870)		882,250

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM CORPORATE BOND ETF

January 31, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 9.00%

MONEY MARKET FUNDS — 9.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[h,i,j]	6,036	$6,037,034
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[h,i]	1,992	1,992,375

		8,029,409

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,028,990)		8,029,409

TOTAL INVESTMENTS IN SECURITIES — 105.36%
(Cost: $93,231,514)		93,978,669
Other Assets, Less Liabilities — (5.36)%		(4,780,893)

NET ASSETS — 100.00%		$89,197,776

CMT  —  Constant Maturity Treasury

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Security is perpetual in nature with no stated maturity date.
[d]	All or a portion of this security is on loan.
[e]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[f]	Floating rate security. Rate shown is the rate in effect as of period end.
[g]	Investments are denominated in U.S. dollars.
[h]	Affiliate of the Fund.
[i]	Annualized 7-day yield as of period end.
[j]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,412	2,624[a]	—	6,036	$6,037,034	$5,599	[b]	$(135)	$236
BlackRock Cash Funds: Treasury, SL Agency Shares	2,623	—	(631)[a]	1,992	1,992,375	5,188		—	—

					$8,029,409	$10,787		$(135)	$236

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$85,067,010	$—	$85,067,010
Foreign government obligations	—	882,250	—	882,250
Money market funds	8,029,409	—	—	8,029,409

Total	$8,029,409	$85,949,260	$—	$93,978,669

24

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF

January 31, 2018

Security	Principal (000s)		Value
FOREIGN GOVERNMENT OBLIGATIONS — 95.84%

ARGENTINA — 4.13%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	114,400	$5,924,373
16.00%, 10/17/23	ARS	68,240	3,507,962
18.20%, 10/03/21	ARS	88,200	4,692,646

			14,124,981
BRAZIL — 14.68%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/19[a]	BRL	19,276	5,629,514
0.00%, 07/01/19[a]	BRL	14,226	4,069,690
0.00%, 10/01/19[a]	BRL	20,010	5,588,263
0.00%, 01/01/20[a]	BRL	16,809	4,582,328
0.00%, 07/01/20[a]	BRL	9,750	2,531,956
0.00%, 07/01/21[a]	BRL	14,437	3,401,306
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/21	BRL	11,148	3,635,723
10.00%, 01/01/23	BRL	30,057	9,755,470
10.00%, 01/01/25	BRL	17,353	5,597,600
10.00%, 01/01/27	BRL	13,123	4,206,302
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	158,907
10.25%, 01/10/28	BRL	1,420	482,010
12.50%, 01/05/22	BRL	1,633	579,783

			50,218,852
CHILE — 4.27%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 02/28/21	CLP	970,000	1,658,578
4.50%, 03/01/21	CLP	1,075,000	1,838,062
4.50%, 03/01/26	CLP	2,180,000	3,621,367
5.00%, 03/01/35	CLP	2,555,000	4,249,465
6.00%, 01/01/43	CLP	1,385,000	2,544,097
Chile Government International Bond
5.50%, 08/05/20	CLP	390,000	678,110

			14,589,679
COLOMBIA — 4.36%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	185,045
9.85%, 06/28/27	COP	1,745,000	768,215
Colombian TES
6.00%, 04/28/28	COP	5,781,000	1,961,602
7.00%, 09/11/19	COP	1,908,000	695,176
7.00%, 05/04/22	COP	9,074,200	3,349,230
7.00%, 06/30/32	COP	1,430,000	511,376
7.50%, 08/26/26	COP	6,100,800	2,301,523
7.75%, 09/18/30	COP	2,880,000	1,105,377
10.00%, 07/24/24	COP	6,692,300	2,844,678
11.00%, 07/24/20	COP	3,005,300	1,198,337

			14,920,559

Security	Principal (000s)		Value
CZECH REPUBLIC — 4.41%
Czech Republic Government Bond
0.95%, 05/15/30[b]	CZK	26,240	$1,120,044
1.50%, 10/29/19[b]	CZK	68,270	3,420,675
2.50%, 08/25/28[b]	CZK	25,700	1,330,742
3.75%, 09/12/20[b]	CZK	10,840	576,851
3.85%, 09/29/21[b]	CZK	21,810	1,189,493
4.20%, 12/04/36[b]	CZK	10,870	676,184
4.70%, 09/12/22[b]	CZK	44,030	2,523,846
5.70%, 05/25/24[b]	CZK	67,610	4,235,224

			15,073,059
HUNGARY — 4.33%
Hungary Government Bond
2.50%, 10/27/21	HUF	353,000	1,497,335
3.00%, 06/26/24	HUF	504,000	2,189,522
3.00%, 10/27/27	HUF	153,420	650,739
3.50%, 06/24/20	HUF	414,610	1,790,981
5.50%, 06/24/25	HUF	688,050	3,435,535
6.00%, 11/24/23	HUF	58,850	295,950
6.50%, 06/24/19	HUF	205,670	900,202
7.00%, 06/24/22	HUF	377,160	1,891,851
7.50%, 11/12/20	HUF	454,400	2,171,147

			14,823,262
INDONESIA — 8.00%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	41,670,000	3,079,024
6.13%, 05/15/28	IDR	44,000,000	3,231,322
6.63%, 05/15/33	IDR	2,000,000	147,441
7.00%, 05/15/22	IDR	16,656,000	1,295,501
7.88%, 04/15/19	IDR	18,697,000	1,436,995
8.25%, 07/15/21	IDR	11,750,000	943,813
8.25%, 06/15/32	IDR	22,819,000	1,913,159
8.38%, 03/15/24	IDR	26,819,000	2,238,005
8.38%, 09/15/26	IDR	34,783,000	2,932,465
8.38%, 03/15/34	IDR	38,211,000	3,235,741
8.75%, 05/15/31	IDR	24,600,000	2,133,678
9.00%, 03/15/29	IDR	15,796,000	1,405,459
9.50%, 07/15/31	IDR	13,698,000	1,250,760
10.00%, 09/15/24	IDR	560,000	50,312
10.00%, 02/15/28	IDR	9,815,000	920,689
11.00%, 11/15/20	IDR	1,748,000	147,963
11.00%, 09/15/25	IDR	10,435,000	991,304

			27,353,631
MALAYSIA — 4.36%
Malaysia Government Bond
3.48%, 03/15/23	MYR	2,179	549,956
3.49%, 03/31/20	MYR	17,037	4,378,851

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF

January 31, 2018

Security	Principal (000s)		Value
3.50%, 05/31/27	MYR	640	$155,735
3.58%, 09/28/18	MYR	1,260	324,015
4.05%, 09/30/21	MYR	16,322	4,248,021
4.23%, 06/30/31	MYR	1,700	426,227
4.50%, 04/15/30	MYR	1,840	476,047
4.94%, 09/30/43	MYR	3,095	804,561
Malaysia Government Investment Issue
4.07%, 09/30/26	MYR	13,966	3,537,577

			14,900,990
MEXICO — 9.63%
Mexican Bonos
5.00%, 12/11/19	MXN	78,627	4,047,425
5.75%, 03/05/26	MXN	34,362	1,645,610
6.50%, 06/10/21	MXN	97,620	5,097,238
6.50%, 06/09/22	MXN	40,209	2,083,091
7.50%, 06/03/27	MXN	135,639	7,231,314
7.75%, 05/29/31	MXN	19,399	1,046,488
7.75%, 11/13/42	MXN	51,924	2,769,658
8.00%, 06/11/20	MXN	18,742	1,019,511
8.00%, 12/07/23	MXN	9,446	519,610
8.00%, 11/07/47	MXN	5,749	314,524
8.50%, 11/18/38	MXN	20,225	1,163,958
10.00%, 12/05/24	MXN	45,516	2,771,056
10.00%, 11/20/36	MXN	49,004	3,209,557

			32,919,040
PERU — 4.36%
Peru Government Bond
5.70%, 08/12/24	PEN	1,545	530,493
6.15%, 08/12/32[c]	PEN	700	241,146
6.35%, 08/12/28	PEN	4,200	1,480,015
6.90%, 08/12/37	PEN	3,971	1,443,841
6.95%, 08/12/31	PEN	11,900	4,396,955
8.20%, 08/12/26	PEN	17,317	6,817,476

			14,909,926
POLAND — 7.82%
Republic of Poland Government Bond
0.00%, 04/25/19[a]	PLN	1,153	340,225
1.50%, 04/25/20	PLN	13,010	3,883,869
1.75%, 07/25/21	PLN	10,836	3,194,217
2.50%, 07/25/26	PLN	9,991	2,816,501
2.50%, 07/25/27	PLN	7,300	2,024,489
3.25%, 07/25/19	PLN	4,877	1,500,714
3.25%, 07/25/25	PLN	7,440	2,240,261
4.00%, 10/25/23	PLN	6,866	2,178,382
5.25%, 10/25/20	PLN	3,121	1,018,395
5.50%, 10/25/19	PLN	3,477	1,113,064
5.75%, 10/25/21	PLN	5,900	1,985,217
5.75%, 09/23/22	PLN	13,078	4,458,930

			26,754,264

Security	Principal (000s)		Value
ROMANIA — 4.35%
Romania Government Bond
3.25%, 03/22/21	RON	16,475	$4,380,341
3.50%, 12/19/22	RON	19,645	5,137,223
4.75%, 06/24/19	RON	7,115	1,955,698
5.80%, 07/26/27	RON	3,750	1,103,404
5.85%, 04/26/23	RON	7,390	2,138,721
5.95%, 06/11/21	RON	600	172,532

			14,887,919
RUSSIA — 4.69%
Russian Federal Bond — OFZ
6.70%, 05/15/19	RUB	45,757	812,743
6.80%, 12/11/19	RUB	35,559	632,976
7.00%, 01/25/23	RUB	300,246	5,374,532
7.05%, 01/19/28	RUB	90,908	1,607,565
7.50%, 08/18/21	RUB	75,350	1,368,952
7.60%, 04/14/21	RUB	93,910	1,713,291
7.70%, 03/23/33	RUB	24,000	438,589
8.15%, 02/03/27	RUB	155,934	2,973,669
8.50%, 09/17/31	RUB	58,000	1,135,111

			16,057,428
SOUTH AFRICA — 7.47%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	17,469	1,072,771
6.50%, 02/28/41	ZAR	18,685	1,130,441
6.75%, 03/31/21	ZAR	1,000	82,807
7.00%, 02/28/31	ZAR	10,000	710,792
7.75%, 02/28/23	ZAR	17,200	1,448,320
8.00%, 01/31/30	ZAR	117,821	9,214,854
8.50%, 01/31/37	ZAR	26,080	2,008,647
8.75%, 01/31/44	ZAR	20,000	1,547,666
8.75%, 02/28/48	ZAR	13,832	1,070,922
8.88%, 02/28/35	ZAR	35,000	2,820,631
10.50%, 12/21/26	ZAR	46,950	4,447,993

			25,555,844
THAILAND — 4.69%
Thailand Government Bond
2.55%, 06/26/20	THB	46,775	1,531,333
3.40%, 06/17/36	THB	21,600	733,066
3.58%, 12/17/27	THB	4,628	160,799
3.63%, 06/16/23	THB	58,228	2,024,081
3.65%, 12/17/21	THB	94,290	3,235,472
3.78%, 06/25/32	THB	13,638	481,702
3.85%, 12/12/25	THB	52,949	1,887,452
3.88%, 06/13/19	THB	36,250	1,197,628
4.26%, 12/12/37[b]	THB	970	36,077
4.88%, 06/22/29	THB	121,330	4,745,037

			16,032,647
TURKEY — 4.29%
Turkey Government Bond
8.00%, 03/12/25	TRY	2,652	589,595

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN EM LOCAL CURRENCY BOND ETF

January 31, 2018

Security	Principal or Shares (000s)		Value
8.50%, 07/10/19	TRY	3,219	$811,314
8.50%, 09/14/22	TRY	6,549	1,558,953
8.80%, 09/27/23	TRY	9,230	2,188,546
9.00%, 07/24/24	TRY	6,929	1,646,640
9.50%, 01/12/22	TRY	12,780	3,165,702
10.50%, 01/15/20	TRY	4,503	1,158,039
10.50%, 08/11/27	TRY	2,446	617,648
10.60%, 02/11/26	TRY	3,000	762,116
10.70%, 02/17/21	TRY	4,700	1,203,377
11.00%, 02/24/27	TRY	3,700	954,639

			14,656,569
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $317,872,977)			327,778,650

SHORT-TERM INVESTMENTS — 2.95%

MONEY MARKET FUNDS — 2.95%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[d,e]		10,075	10,075,235

			10,075,235

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,075,235)			10,075,235

TOTAL INVESTMENTS IN SECURITIES — 98.79% (Cost: $327,948,212)			337,853,885
Other Assets, Less Liabilities — 1.21%			4,136,278

NET ASSETS — 100.00%			$341,990,163

ARS — Argentina Peso

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungarian Forint

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peru Nuevo Sol

PLN — Polish Zloty

RON — Romanian Leu

RUB — New Russian Ruble

THB — Thai Baht

TRY — Turkish Lira

ZAR — South African Rand

[a]	Represents a zero-coupon bond
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	490	9,585[a]	—	10,075	$10,075,235	$886	$—	$—

[a]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign government obligations	$—	$327,778,650	$—	$327,778,650
Money market funds	10,075,235	—	—	10,075,235

Total	$10,075,235	$327,778,650	$—	$337,853,885

27

Schedule of Investments (Unaudited)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 97.43%

AUSTRALIA — 0.17%
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[a]	USD	130	$131,787
5.13%, 05/15/24 (Call 02/15/24)[a,b]	USD	135	136,519
Origin Energy Finance Ltd. (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[c],d	EUR	100	130,494

			398,800
AUSTRIA — 0.09%
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[d]	EUR	100	148,164
Wienerberger AG (5 year EUR Swap + 5.950%)
5.00%, (Call 02/09/21)[c,e]	EUR	50	67,402

			215,566
BELGIUM — 0.32%
Barry Callebaut Services NV
5.63%, 06/15/21[d]	EUR	100	145,911
Ethias SA
5.00%, 01/14/26[d]	EUR	100	145,887
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[d]	EUR	100	138,227
Telenet Finance Luxembourg Note
5.50%, 03/01/28 (Call 12/01/22)[a]	USD	200	196,694
Telenet Finance Luxembourg Notes Sarl
3.50%, 03/01/28 (Call 12/01/22)[d]	EUR	100	122,692

			749,411
BERMUDA — 0.07%
Weatherford International Ltd.
9.88%, 02/15/24 (Call 11/15/23)[b]	USD	150	163,500

			163,500
CANADA — 3.28%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a,b]	USD	300	294,750
4.63%, 01/15/22 (Call 02/28/18)[a]	USD	225	229,781
5.00%, 10/15/25 (Call 10/15/20)[a]	USD	525	525,154
Air Canada
4.75%, 10/06/23 (Call 02/28/18)[a]	CAD	25	21,036
7.75%, 04/15/21[a]	USD	75	84,348
Baytex Energy Corp.
6.63%, 07/19/22 (Call 02/28/18)	CAD	50	39,980
Bombardier Inc.
5.75%, 03/15/22[a]	USD	150	150,388
6.00%, 10/15/22 (Call 02/28/18)[a,b]	USD	200	199,500
6.13%, 05/15/21[d]	EUR	100	136,202
6.13%, 01/15/23[a]	USD	225	227,531

Security	Principal (000s)		Value
7.50%, 12/01/24 (Call 12/01/20)[a]	USD	185	$193,959
7.50%, 03/15/25 (Call 03/15/20)[a,b]	USD	275	286,687
7.75%, 03/15/20[a]	USD	175	188,557
8.75%, 12/01/21[a]	USD	250	278,038
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	50	42,474
6.50%, 12/15/20 (Call 02/28/18)[a]	USD	50	50,960
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 02/28/18)[a]	USD	75	77,978
Cascades Inc.
5.50%, 07/15/21 (Call 02/28/18)[a]	CAD	25	21,032
Concordia International Corp.
9.50%, 10/21/22 (Call 12/15/18)[a],f	USD	48	4,560
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[d]	EUR	100	134,441
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[a]	USD	125	127,285
Crew Energy Inc.
6.50%, 03/14/24 (Call 03/14/20)[a]	CAD	50	39,114
Gibson Energy Inc.
5.38%, 07/15/22 (Call 02/28/18)[a]	CAD	50	41,532
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 02/28/18)[a]	CAD	50	42,135
Iron Mountain Canada Operations ULC
5.38%, 09/15/23 (Call 09/15/19)[a]	CAD	25	21,116
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 02/28/18)[a]	USD	200	121,304
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)[a]	USD	105	106,050
5.13%, 09/01/21 (Call 06/01/21)	USD	50	52,203
5.95%, 03/15/24 (Call 12/15/23)[b]	USD	105	115,382
MEG Energy Corp.
6.38%, 01/30/23 (Call 02/28/18)[a]	USD	150	129,650
6.50%, 01/15/25 (Call 01/15/20)[a,b]	USD	125	122,214
7.00%, 03/31/24 (Call 09/30/18)[a]	USD	200	173,250
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 02/28/18)	CAD	22	16,749
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[a,b]	USD	165	166,237
5.00%, 05/01/25 (Call 01/31/25)[a,b]	USD	100	101,000
5.25%, 08/01/23 (Call 08/01/18)[a]	USD	125	128,488
5.25%, 06/01/27 (Call 03/03/27)[a]	USD	225	224,437
Open Text Corp.
5.63%, 01/15/23 (Call 02/28/18)[a]	USD	150	156,187
5.88%, 06/01/26 (Call 06/01/21)[a]	USD	180	190,342
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	100	82,528
5.75%, 09/16/24 (Call 09/16/19)	CAD	50	41,735
5.75%, 09/16/24 (Call 09/16/19)[a]	CAD	25	20,868
6.00%, 11/21/22 (Call 02/28/18)	CAD	50	42,470
Postmedia Network Inc.
8.25%, 07/15/21 (Call 02/28/18)[a]	CAD	1	461
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	USD	75	73,125
7.13%, 01/15/26 (Call 11/15/20)[a]	USD	80	83,200

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Quebecor Media Inc.
5.75%, 01/15/23[b]	USD	225	$237,937
6.63%, 01/15/23[a]	CAD	160	142,740
Russel Metals Inc.
6.00%, 04/19/22 (Call 02/28/18)[a]	CAD	25	20,855
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)[a]	USD	110	111,238
6.75%, 05/01/23 (Call 05/01/18)[a]	USD	75	79,320
6.88%, 06/30/23 (Call 06/30/18)[a,b]	USD	125	133,125
Superior Plus LP
5.25%, 02/27/24 (Call 02/27/20)	CAD	50	41,437
6.50%, 12/09/21 (Call 02/28/18)	CAD	25	21,401
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[b]	USD	125	125,029
4.75%, 01/15/22 (Call 10/15/21)	USD	150	155,063
8.50%, 06/01/24 (Call 06/01/19)[a]	USD	100	112,499
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 02/28/18)	CAD	25	20,658
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 02/28/18)[a]	USD	175	168,227
7.50%, 07/15/21 (Call 02/28/18)[a]	USD	300	301,875
Videotron Ltd.
5.00%, 07/15/22	USD	125	130,469
5.13%, 04/15/27 (Call 04/15/22)[a]	USD	135	140,063
5.38%, 06/15/24 (Call 03/15/24)[a]	USD	50	53,213
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	43,480
5.75%, 01/15/26 (Call 09/15/20)[d]	CAD	75	64,877

			7,709,924
CAYMAN ISLANDS — 0.14%
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)[a]	USD	135	137,194
UPCB Finance VII Ltd.
3.63%, 06/15/29 (Call 06/15/22)[d]	EUR	150	183,819

			321,013
DENMARK — 0.16%
Nassa Topco AS
2.88%, 04/06/24 (Call 01/06/24)[d]	EUR	100	126,081
Norican A/S
4.50%, 05/15/23 (Call 11/15/19)[d]	EUR	100	122,130
TDC A/S (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[c],d	EUR	100	130,515

			378,726
FINLAND — 0.46%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)[d]	EUR	100	125,011
2.00%, 03/15/24 (Call 12/15/23)[d]	EUR	125	157,441
3.38%, 06/12/22	USD	125	122,387
4.38%, 06/12/27	USD	80	77,780
5.38%, 05/15/19	USD	73	75,114
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[d]	EUR	100	130,741
Teollisuuden Voima OYJ
2.13%, 02/04/25 (Call 11/04/24)[d]	EUR	100	123,030
2.50%, 03/17/21[d]	EUR	100	129,953
2.63%, 01/13/23[d]	EUR	100	129,539

			1,070,996

Security	Principal (000s)		Value
FRANCE — 3.93%
Autodis SA
4.38%, 05/01/22 (Call 05/01/18)[d]	EUR	100	$127,863
Banijay Group SAS
4.00%, 07/01/22 (Call 07/01/19)[d]	EUR	100	129,762
Burger King France SAS
6.00%, 05/01/24 (Call 05/01/20)[d]	EUR	100	133,707
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)[d]	EUR	100	126,302
3.58%, 02/07/25 (Call 11/07/24)[d]	EUR	100	130,214
4.05%, 08/05/26 (Call 05/05/26)[d]	EUR	100	133,756
4.50%, 03/07/24 (Call 12/07/23)[d]	EUR	200	275,978
4.56%, 01/25/23[d]	EUR	100	140,011
5.24%, 03/09/20	EUR	100	137,087
5.98%, 05/26/21[d]	EUR	200	288,586
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)[d]	EUR	200	240,116
6.50%, 07/15/22 (Call 07/15/19)[d]	EUR	200	261,490
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[d]	EUR	100	129,008
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[d]	EUR	100	126,715
Europcar Groupe SA
4.13%, 11/15/24 (Call 11/15/20)[d]	EUR	100	126,170
5.75%, 06/15/22 (Call 06/15/18)[d]	EUR	100	129,886
Faurecia
3.13%, 06/15/22 (Call 06/13/18)[d]	EUR	100	127,443
3.63%, 06/15/23 (Call 06/15/19)[d]	EUR	100	130,719
Fnac Darty SA
3.25%, 09/30/23 (Call 09/30/19)[d]	EUR	100	130,378
La Financiere Atalian SAS
4.00%, 05/15/24 (Call 05/15/20)[d]	EUR	100	129,832
Loxam SAS
4.88%, 07/23/21 (Call 02/28/18)[d]	EUR	73	92,932
6.00%, 04/15/25 (Call 04/15/20)[d]	EUR	100	135,561
Mobilux Finance SAS
5.50%, 11/15/24 (Call 11/15/19)[d]	EUR	100	131,591
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[d]	EUR	100	133,677
Novafives SAS
4.50%, 06/30/21 (Call 06/30/18)[d]	EUR	100	126,696
Orano SA
3.13%, 03/20/23 (Call 12/20/22)[d]	EUR	300	393,439
3.25%, 09/04/20[d]	EUR	100	131,691
3.50%, 03/22/21	EUR	200	266,383
4.88%, 09/23/24	EUR	100	141,008
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[d]	EUR	125	160,500
Peugeot SA
2.00%, 03/23/24[d]	EUR	100	126,667
2.38%, 04/14/23[d]	EUR	100	131,695
6.50%, 01/18/19[d]	EUR	100	132,170

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Rexel SA
2.63%, 06/15/24 (Call 03/15/20)[d]	EUR	125	$160,228
3.50%, 06/15/23 (Call 06/15/19)[d]	EUR	100	130,665
SASU Newco SAB 20 SAS
4.25%, 09/30/24 (Call 09/30/20)[d]	EUR	100	123,545
SFR Group SA
5.38%, 05/15/22 (Call 03/15/18)[d]	EUR	200	254,378
5.63%, 05/15/24 (Call 05/15/19)[d]	EUR	200	253,576
6.00%, 05/15/22 (Call 02/28/18)[a]	USD	800	784,000
6.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	190,762
7.38%, 05/01/26 (Call 05/01/21)[a,b]	USD	1,000	985,000
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[d]	EUR	100	126,207
SPIE SA
3.13%, 03/22/24 (Call 09/22/23)[d]	EUR	100	130,502
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[d]	EUR	150	195,839
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[d]	EUR	100	130,119
Vallourec SA
2.25%, 09/30/24[d]	EUR	100	109,027
3.25%, 08/02/19[d]	EUR	100	129,504
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[d]	EUR	100	129,466
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[d]	EUR	100	132,725

			9,224,576
GERMANY — 3.47%
Adler Pelzer Holding GmbH
4.13%, 04/01/24 (Call 04/01/20)[d]	EUR	100	128,946
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)[d]	EUR	200	251,160
Bilfinger SE
2.38%, 12/07/19[d]	EUR	100	128,457
BMBG Bond Finance SCA
3.00%, 06/15/21 (Call 06/15/18)[d]	EUR	100	126,854
CBR Fashion Finance BV
5.13%, 10/01/22 (Call 10/01/19)[d]	EUR	100	117,171
CTC BondCo GmbH
5.25%, 12/15/25 (Call 12/15/20)[d]	EUR	100	124,569
DEMIRE Deutsche Mittelstand Real Estate AG
2.88%, 07/15/22 (Call 07/15/19)[d]	EUR	100	127,772
Deutsche Bank AG
2.75%, 02/17/25[d]	EUR	200	255,820
4.50%, 05/19/26	EUR	100	142,771
(5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)[c]	USD	300	294,813
Deutsche Bank AG/New York NY (5 year USD ICE Swap + 2.553%)
4.88%, 12/01/32 (Call 12/01/27)[c]	USD	200	196,584
Deutsche Lufthansa AG (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[c],d	EUR	100	137,323
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[d]	EUR	100	130,754
Hapag-Lloyd AG
5.13%, 07/15/24 (Call 07/15/20)[d]	EUR	100	128,334
6.75%, 02/01/22 (Call 02/01/19)[d]	EUR	100	131,954

Security	Principal (000s)		Value
K+S AG
2.63%, 04/06/23 (Call 01/06/23)[d]	EUR	100	$129,768
3.00%, 06/20/22[d]	EUR	100	132,732
4.13%, 12/06/21[d]	EUR	100	137,700
Kronos International Inc.
3.75%, 09/15/25 (Call 09/15/20)[d]	EUR	100	128,344
LANXESS AG (5 year EUR Swap + 4.510%)
4.50%, 12/06/76 (Call 06/06/23)[c],d	EUR	100	138,230
METRO AG
1.50%, 03/19/25[d]	EUR	100	123,468
Nidda Healthcare Holding GmbH
3.50%, 09/30/24 (Call 09/30/20)[d]	EUR	100	125,541
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	67,981
Nordex SE
6.50%, 02/01/23 (Call 02/01/20)[d]	EUR	125	154,598
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[d]	EUR	100	130,984
Platin 1426 GmbH
5.38%, 06/15/23 (Call 12/15/19)[d]	EUR	100	124,566
PrestigeBidCo GmbH
6.25%, 12/15/23 (Call 12/15/19)[d]	EUR	100	132,288
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[d]	EUR	100	128,590
Raffinerie Heide GmbH
6.38%, 12/01/22 (Call 12/01/19)[d]	EUR	100	126,693
RWE AG (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[c],d	EUR	100	129,576
(5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[c],d	EUR	100	131,921
Safari Holding Verwaltungs GmbH
5.38%, 11/30/22 (Call 12/15/19)[d]	EUR	100	126,632
Senvion Holding GmbH
3.88%, 10/25/22 (Call 05/01/19)[d]	EUR	100	116,478
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)[d]	EUR	350	443,656
1.75%, 11/25/20 (Call 08/25/20)[d]	EUR	100	128,987
2.50%, 02/25/25[d]	EUR	100	134,221
2.75%, 03/08/21 (Call 12/08/20)[d]	EUR	400	529,414
TUI AG
2.13%, 10/26/21 (Call 07/26/21)[d]	EUR	100	130,385
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[d]	EUR	100	126,965
6.13%, 01/15/25 (Call 01/15/20)[a]	USD	200	210,450
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[d]	EUR	100	129,420
4.00%, 01/15/25 (Call 01/15/20)[d]	EUR	200	263,056
4.63%, 02/15/26 (Call 02/15/21)[d]	EUR	100	135,467
5.63%, 04/15/23 (Call 04/15/18)[d]	EUR	70	90,439
WEPA Hygieneprodukte GmbH
3.75%, 05/15/24 (Call 05/15/19)[d]	EUR	100	128,040
ZF North America Capital Inc.
2.25%, 04/26/19[d]	EUR	200	255,165
2.75%, 04/27/23[d]	EUR	200	269,262
4.00%, 04/29/20[a]	USD	150	151,897
4.75%, 04/29/25[a]	USD	300	309,365

			8,145,561

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
GREECE — 0.33%
Intralot Capital Luxembourg SA
5.25%, 09/15/24 (Call 09/15/20)[d]	EUR	100	$126,135
6.75%, 09/15/21 (Call 09/15/18)[d]	EUR	100	132,588
OTE PLC
3.50%, 07/09/20[d]	EUR	200	265,145
Public Power Corp Finance PLC
5.50%, 05/01/19 (Call 03/15/18)[d]	EUR	100	124,737
Titan Global Finance PLC
3.50%, 06/17/21[d]	EUR	100	132,323

			780,928
HONG KONG — 0.05%
Noble Group Ltd.
6.75%, 01/29/20[a]	USD	200	106,750

			106,750
IRELAND — 1.55%
Allied Irish Banks PLC (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[c],d	EUR	100	135,678
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 (Call 03/15/20)[d]	EUR	150	191,996
4.13%, 05/15/23 (Call 05/15/19)[d]	EUR	100	131,634
4.25%, 09/15/22 (Call 03/15/19)[a]	USD	200	201,750
4.63%, 05/15/23 (Call 05/15/19)[a]	USD	200	202,235
4.75%, 07/15/27 (Call 07/15/22)[d]	GBP	100	143,118
6.00%, 02/15/25 (Call 02/15/20)[a,b]	USD	200	207,250
6.75%, 05/15/24 (Call 05/15/19)[d]	EUR	100	136,576
7.25%, 05/15/24 (Call 05/15/19)[a,b]	USD	400	429,686
Bank of Ireland (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[c],d	EUR	200	261,874
Bank of Ireland Group PLC (5 year EUR Swap + 3.550%)
3.13%, 09/19/27 (Call 09/19/22)[c],d	GBP	100	143,116
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)[a]	USD	200	210,650
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[d]	EUR	100	127,981
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)[a]	USD	155	148,080
5.25%, 08/15/22[a,b]	USD	310	306,125
5.50%, 02/15/24[a]	USD	260	257,400
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)[d]	EUR	100	129,906
3.25%, 06/01/21 (Call 03/10/21)[d]	EUR	100	134,269
4.13%, 01/30/20[d]	EUR	100	133,691

			3,633,015

Security	Principal (000s)		Value
ITALY — 5.76%
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[d]	EUR	100	$130,211
Banca IFIS SpA (5 Year EUR Swap + 4.2510%)
4.50%, 10/17/27 (Call 10/17/22)[c],d	EUR	100	127,682
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[d]	EUR	100	128,343
(5 year EUR Swap + 5.005%)
5.38%, 01/18/28 (Call 01/18/23)[c],d	EUR	100	126,315
Banco BPM SpA
2.75%, 07/27/20[d]	EUR	200	259,814
3.50%, 03/14/19[d]	EUR	300	385,619
6.00%, 11/05/20[d]	EUR	100	134,784
7.13%, 03/01/21[d]	EUR	100	137,330
(5 year EUR Swap + 4.179%)
4.38%, 09/21/27 (Call 09/21/22)[c],d	EUR	175	222,944
BPER Banca (5 year EUR Swap + 4.910%)
5.13%, 05/31/27 (Call 05/31/22)[c],d	EUR	100	131,427
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[d]	EUR	100	130,817
CMF SpA
9.00%, 06/15/22 (Call 06/15/20)[d]	EUR	100	126,048
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 02/15/23 (Call 11/15/19)[d]	EUR	100	123,262
6.88%, 08/01/22 (Call 08/01/19)[d]	EUR	100	126,903
EVOCA SpA
7.00%, 10/15/23 (Call 10/15/19)[d]	EUR	100	133,768
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21[d]	EUR	300	416,471
4.75%, 07/15/22[d]	EUR	200	283,515
6.75%, 10/14/19[d]	EUR	200	275,544
Iccrea Banca SpA
1.50%, 02/21/20[d]	EUR	100	125,432
1.50%, 10/11/22[d]	EUR	150	184,807
1.88%, 11/25/19[d]	EUR	100	126,586
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[d]	EUR	100	131,948
4.75%, 02/15/23 (Call 08/15/22)[d]	EUR	100	139,795
5.63%, 02/15/20 (Call 11/15/19)[a]	USD	200	207,459
Intesa Sanpaolo SpA
2.86%, 04/23/25[d]	EUR	100	129,256
3.93%, 09/15/26[d]		200	276,478
5.00%, 09/23/19[d]	EUR	150	200,869
5.15%, 07/16/20	EUR	300	415,147
6.63%, 09/13/23[d]	EUR	200	314,032
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)[d]	EUR	150	185,588
4.50%, 01/19/21	EUR	100	138,870
5.25%, 01/21/22	EUR	100	145,440
8.00%, 12/16/19	GBP	100	159,366
Mediobanca Banca di Credito Finanziario SpA
5.00%, 11/15/20	EUR	200	277,482
5.75%, 04/18/23	EUR	100	146,049

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Saipem Finance International BV
2.75%, 04/05/22[d]	EUR	100	$129,084
3.00%, 03/08/21[d]	EUR	100	131,362
3.75%, 09/08/23[d]	EUR	100	134,000
Salini Impregilo SpA
1.75%, 10/26/24[d]	EUR	100	116,917
3.75%, 06/24/21[d]	EUR	100	134,556
Sisal Group SpA
7.00%, 07/31/23 (Call 07/31/19)[d]	EUR	100	129,695
Snaitech SpA
6.38%, 11/07/21 (Call 11/07/18)[d]	EUR	100	133,397
Societa Cattolica di Assicurazioni SC (3 mo. Euribor + 4.455%)
4.25%, 12/14/47 (Call 12/14/27)[c],d	EUR	100	129,384
Telecom Italia Capital SA
7.18%, 06/18/19	USD	150	158,785
Telecom Italia SpA
2.38%, 10/12/27 (Call 07/12/27)[d]	EUR	200	249,533
4.00%, 01/21/20[d]	EUR	200	267,564
4.88%, 09/25/20[d]	EUR	100	139,333
5.25%, 02/10/22[d]	EUR	150	220,098
Telecom Italia SpA/Milano
2.50%, 07/19/23[d]	EUR	400	525,262
3.00%, 09/30/25[d]	EUR	200	265,691
3.25%, 01/16/23[d]	EUR	100	136,460
3.63%, 01/19/24[d]	EUR	100	138,723
3.63%, 05/25/26[d]	EUR	200	277,245
4.50%, 01/25/21[d]	EUR	100	139,377
5.30%, 05/30/24[a]	USD	200	211,500
6.38%, 06/24/19	GBP	100	151,923
UniCredit SpA
6.95%, 10/31/22[d]	EUR	300	464,444
(5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[c],d	EUR	300	418,456
(5 year EUR Swap + 4.316%)
4.38%, 01/03/27 (Call 01/03/22)c,[d]	EUR	100	137,494
(5 year USD ICE Swap + 3.703%)
5.86%, 06/19/32 (Call 06/19/27)[a,b,c]	USD	200	212,796
Unione di Banche Italiane SpA
(5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)c,[d]	EUR	100	130,833
(5 year EUR Swap + 4.240%)
4.45%, 09/15/27 (Call 09/15/22)c,[d]	EUR	100	132,026
Unipol Gruppo SpA
3.00%, 03/18/25[d]	EUR	115	144,910
3.50%, 11/29/27 (Call 08/29/27)[d]	EUR	100	125,780
4.38%, 03/05/21[d]	EUR	100	136,829
Wind Tre SpA
2.63%, 01/20/23 (Call 11/03/19)[d]	EUR	300	347,050
3.13%, 01/20/25 (Call 11/03/20)[d]	EUR	300	343,541
5.00%, 01/20/26 (Call 11/03/20)[a,b]	USD	350	318,062

			13,537,511
JAPAN — 0.66%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)[d]	EUR	250	307,121
4.00%, 07/30/22 (Call 04/30/22)[d]	EUR	200	272,095
4.00%, 09/19/29 (Call 06/21/29)[d]	EUR	125	151,564
4.50%, 04/15/20[a]	USD	400	406,520

Security	Principal (000s)		Value
4.75%, 07/30/25 (Call 04/30/25)[d]	EUR	200	$270,668
5.25%, 07/30/27 (Call 04/30/27)[d]	EUR	100	137,982

			1,545,950
LUXEMBOURG — 3.14%
Altice Financing SA
5.25%, 02/15/23 (Call 02/28/18)[d]	EUR	100	128,775
6.63%, 02/15/23 (Call 02/28/18)[a]	USD	400	405,263
7.50%, 05/15/26 (Call 05/15/21)[a]	USD	600	623,946
Altice Finco SA
4.75%, 01/15/28 (Call 10/15/22)[d]	EUR	100	113,558
9.00%, 06/15/23 (Call 06/15/18)[d]	EUR	100	132,139
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[d]	EUR	100	121,569
7.25%, 05/15/22 (Call 02/28/18)[d]	EUR	400	488,583
7.63%, 02/15/25 (Call 02/15/20)[a,b]	USD	200	183,334
7.75%, 05/15/22 (Call 02/28/18)[a]	USD	600	574,062
ArcelorMittal
0.95%, 01/17/23 (Call 10/17/22)[d]	EUR	100	123,610
2.88%, 07/06/20[d]	EUR	100	132,331
3.13%, 01/14/22[d]	EUR	300	407,278
5.25%, 08/05/20	USD	150	158,250
5.50%, 03/01/21	USD	150	160,587
6.13%, 06/01/25[b]	USD	75	85,500
6.25%, 02/25/22	USD	100	110,705
Arena Luxembourg Finance Sarl
2.88%, 11/01/24 (Call 11/01/20)[d]	EUR	100	127,894
DEA Finance SA
7.50%, 10/15/22 (Call 04/15/19)[d]	EUR	100	136,821
Garfunkelux Holdco 3 SA
8.50%, 11/01/22 (Call 11/01/18)[d]	GBP	100	148,035
(3mo. LIBOR GBP + 3.5000%)
3.50%, 09/01/23 (Call 09/01/18)[c],d	EUR	125	146,926
INEOS Finance PLC
2.13%, 11/15/25 (Call 11/15/20)[d]	EUR	100	120,249
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[d]	EUR	100	131,945
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a]	USD	150	114,966
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	USD	400	313,500
7.25%, 10/15/20 (Call 02/28/18)	USD	450	393,188
7.50%, 04/01/21 (Call 02/28/18)	USD	200	170,115
8.00%, 02/15/24 (Call 02/15/19)[a]	USD	250	262,500
9.50%, 09/30/22[a]	USD	100	114,750
9.75%, 07/15/25 (Call 07/15/21)[a]	USD	305	280,791
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 02/28/18)	USD	325	145,793
8.13%, 06/01/23 (Call 06/01/18)	USD	150	64,125
Matterhorn Telecom Holding SA
4.88%, 05/01/23 (Call 05/01/18)[d]	EUR	100	125,509
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[d]	EUR	100	126,586
4.00%, 11/15/27 (Call 11/15/22)[d]	EUR	100	120,192
Swissport Financing Sarl
6.75%, 12/15/21 (Call 06/15/18)[d]	EUR	100	129,060

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[d]	EUR	100	$129,233
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[d]	EUR	100	134,943

			7,386,611
NETHERLANDS — 2.11%
Atradius Finance BV (3 mo. Euribor + 5.031%)
5.25%, 09/23/44 (Call 09/23/24)[c],d	EUR	100	147,793
Constellium NV
4.25%, 02/15/26 (Call 11/15/20)[d]	EUR	100	126,809
4.63%, 05/15/21 (Call 05/15/18)[d]	EUR	100	127,067
6.63%, 03/01/25 (Call 03/01/20)[a,b]	USD	250	263,437
InterXion Holding NV
6.00%, 07/15/20 (Call 02/28/18)[d]	EUR	100	128,271
IPD 3 BV
4.50%, 07/15/22 (Call 07/15/19)[d]	EUR	100	127,974
Maxeda DIY Holding BV
6.13%, 07/15/22 (Call 07/15/19)[d]	EUR	100	123,299
NXP BV/NXP Funding LLC
3.88%, 09/01/22[a]	USD	200	201,568
4.13%, 06/15/20[a]	USD	200	204,250
4.13%, 06/01/21[a]	USD	200	204,616
4.63%, 06/01/23[a]	USD	200	208,857
Nyrstar Netherlands Holdings BV
6.88%, 03/15/24 (Call 03/15/20)[d]	EUR	100	132,627
Saipem Finance International BV
2.63%, 01/07/25[d]	EUR	100	124,250
Samvardhana Motherson Automotive System Group BV
1.80%, 07/06/24[d]	EUR	100	121,736
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	125	130,000
5.00%, 10/01/25[a]	USD	200	207,709
5.63%, 11/01/24[a]	USD	100	108,922
Steinhoff Europe AG
1.88%, 01/24/25 (Call 10/24/24)[d]	EUR	100	78,198
United Group BV
4.38%, 07/01/22 (Call 07/01/19)[d]	EUR	100	128,108
4.88%, 07/01/24 (Call 07/01/20)[d]	EUR	100	128,336
UPC Holding BV
3.88%, 06/15/29 (Call 06/15/22)[d]	EUR	100	117,774
5.50%, 01/15/28 (Call 10/15/22)[a]	USD	200	192,040
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[d]	EUR	100	130,691
5.38%, 01/15/25 (Call 01/15/20)[a]	USD	200	204,060
Ziggo Bond Co. BV
7.13%, 05/15/24 (Call 05/15/19)[d]	EUR	100	136,385
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[d]	EUR	100	128,370
6.00%, 01/15/27 (Call 01/15/22)[a,b]	USD	150	147,750
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[d]	EUR	200	256,559
4.25%, 01/15/27 (Call 01/15/22)[d]	EUR	100	128,077
5.50%, 01/15/27 (Call 01/15/22)[a]	USD	500	496,250

			4,961,783

Security	Principal (000s)		Value
NEW ZEALAND — 0.23%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[a]	USD	345	$355,066
7.00%, 07/15/24 (Call 07/15/19)[a,b]	USD	175	186,364

			541,430
NORWAY — 0.05%
Silk Bidco AS
7.50%, 02/01/22 (Call 02/28/18)[d]	EUR	100	128,949

			128,949
PORTUGAL — 0.11%
Banco Comercial Portugues SA (5 year EUR Swap + 4.267%)
4.50%, 12/07/27 (Call 12/07/22)[c],d	EUR	100	126,075
EDP — Energias de Portugal SA (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[c],d	EUR	100	139,237

			265,312
SINGAPORE — 0.28%
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[d]	EUR	200	259,953
Puma International Financing SA
5.13%, 10/06/24 (Call 10/06/20)[a]	USD	200	203,589
6.75%, 02/01/21 (Call 02/07/18)[a]	USD	200	203,335

			666,877
SPAIN — 1.62%
Banco de Sabadell SA
5.63%, 05/06/26[d]	EUR	200	305,784
Bankia SA (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[c],d	EUR	200	259,575
(5 year EUR Swap + 3.350%)
3.38%, 03/15/27 (Call 03/15/22)[c],d	EUR	100	133,551
Bankinter SA (5 year EUR Swap + 2.400%)
2.50%, 04/06/27 (Call 04/06/22)c,[d]	EUR	100	129,617
CaixaBank SA (5 year EUR Swap + 2.350%)
2.75%, 07/14/28 (Call 07/14/23)c,[d]	EUR	200	260,239
(5 year EUR Swap + 3.350%)
3.50%, 02/15/27 (Call 02/15/22)c,[d]	EUR	200	268,607
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[d]	EUR	80	101,342
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[d]	EUR	100	126,924
2.88%, 04/18/25 (Call 01/18/25)[d]	EUR	100	128,315
3.13%, 07/27/22[d]	EUR	100	134,503

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Cirsa Funding Luxembourg SA
5.88%, 05/15/23 (Call 05/01/18)[d]	EUR	100	$129,247
Codere Finance 2 Luxembourg SA
6.75%, 11/01/21 (Call 10/31/18)[d]	EUR	100	130,624
eDreams ODIGEO SA
8.50%, 08/01/21 (Call 08/01/18)[d]	EUR	98	130,187
Gestamp Funding Luxembourg SA
3.50%, 05/15/23 (Call 05/15/19)[d]	EUR	100	130,034
Grifols SA
3.20%, 05/01/25 (Call 05/01/20)[d]	EUR	200	253,301
Grupo Antolin Dutch BV
5.13%, 06/30/22 (Call 06/30/18)[d]	EUR	100	129,390
Grupo Isolux Corsan SA
0.25%, 12/30/21 (Call 03/02/18)[f,g]	EUR	—	—
1.00%, 12/30/21 (Call 03/02/18)[f,g]	EUR	28	527
Grupo-Antolin Irausa SA
3.25%, 04/30/24 (Call 04/30/20)[d]	EUR	100	129,150
Haya Finance 2017 SA
5.25%, 11/15/22 (Call 11/15/19)[d]	EUR	100	125,217
Ibercaja Banco SA (5 year EUR Swap + 4.551%)
5.00%, 07/28/25 (Call 07/28/20)c,[d]	EUR	100	132,595
Liberbank SA (5 year EUR Swap + 6.701%)
6.88%, 03/14/27 (Call 03/14/22)c,[d]	EUR	100	140,181
NH Hotel Group SA
3.75%, 10/01/23 (Call 10/01/19)[d]	EUR	100	131,115
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[d]	EUR	100	126,528
Repsol International Finance BV (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[c],d	EUR	200	281,427

			3,817,980
SWEDEN — 0.78%
Fastighets AB Balder (5 year EUR Swap + 2.895%)
3.00%, 03/07/78 (Call 03/07/23)[c],d	EUR	100	125,747
Intrum Justitia AB
2.75%, 07/15/22 (Call 07/15/19)[d]	EUR	325	403,609
3.13%, 07/15/24 (Call 07/15/20)[d]	EUR	200	245,449
Ovako AB
5.00%, 10/05/22 (Call 10/05/19)	EUR	100	127,719
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	USD	175	175,265
Series 7Y 1.88%, 03/01/24[d]	EUR	100	120,066
Unilabs Subholding AB
5.75%, 05/15/25 (Call 05/15/20)[d]	EUR	100	125,792
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[d]	EUR	90	118,977
Verisure Midholding AB
5.75%, 12/01/23 (Call 12/01/19)[d]	EUR	200	250,453
Volvo Car AB
3.25%, 05/18/21[d]	EUR	100	134,930

			1,828,007

Security	Principal (000s)		Value
SWITZERLAND — 0.29%
Dufry Finance SCA Series REGS
4.50%, 08/01/23 (Call 08/01/18)[d]	EUR	100	$130,828
Dufry One BV
2.50%, 10/15/24 (Call 10/15/20)[d]	EUR	125	158,820
Selecta Group BV
6.50%, 06/15/20 (Call 02/28/18)[d]	EUR	100	126,690
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/28/18)[d]	EUR	100	129,220
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/21)[a]	USD	125	130,294

			675,852
UNITED KINGDOM — 5.02%
Amigo Luxembourg SA
7.63%, 01/15/24 (Call 01/15/20)[d]	GBP	100	147,765
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/18)[d]	GBP	100	147,009
Ashtead Capital Inc.
4.38%, 08/15/27 (Call 08/15/22)[a]	USD	200	197,958
B&M European Value Retail SA
4.13%, 02/01/22 (Call 02/01/19)[d]	GBP	100	147,008
Boparan Finance PLC
5.50%, 07/15/21 (Call 02/10/18)[d]	GBP	100	138,617
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[d]	GBP	100	148,846
CNH Industrial Finance Europe SA
1.38%, 05/23/22 (Call 02/23/22)[d]	EUR	100	127,911
1.75%, 09/12/25 (Call 06/12/25)[d]	EUR	100	127,387
2.88%, 05/17/23[d]	EUR	100	136,579
CNH Industrial NV
4.50%, 08/15/23	USD	75	78,007
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[d]	EUR	200	275,988
4.50%, 04/15/20	USD	200	204,881
5.25%, 04/15/23[b]	USD	400	422,703
Heathrow Finance PLC
3.88%, 03/01/27[d]	GBP	100	141,720
Iceland Bondco PLC
4.63%, 03/15/25 (Call 09/15/20)[d]	GBP	100	134,444
IDH Finance PLC
6.25%, 08/15/22 (Call 08/15/18)[d]	GBP	100	130,786
INEOS Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[d]	EUR	100	127,602
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 02/28/18)[a]	USD	300	297,830
International Personal Finance PLC
5.75%, 04/07/21[d]	EUR	100	115,629
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[d]	EUR	100	126,381
2.75%, 01/24/21[d]	GBP	100	144,694
3.50%, 03/15/20 (Call 12/15/19)[a]	USD	200	200,713
3.88%, 03/01/23[d]	GBP	100	147,715
4.50%, 10/01/27 (Call 07/01/27)[a]	USD	200	197,000

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Jerrold Finco PLC
6.25%, 09/15/21 (Call 09/23/18)[d]	GBP	100	$146,345
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)[d]	EUR	100	130,027
Mclaren Finance PLC
5.00%, 08/01/22 (Call 08/01/19)[d]	GBP	100	141,434
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[d]	EUR	100	129,467
Miller Homes Group Holdings PLC
5.50%, 10/15/24 (Call 10/15/20)[d]	GBP	100	143,042
Nemean Bondco PLC
7.38%, 02/01/24 (Call 02/01/20)[d]	GBP	100	130,102
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[d]	GBP	100	64,703
Noble Holding International Ltd.
7.75%, 01/15/24 (Call 10/15/23)[b]	USD	205	189,952
Nomad Foods Bondco PLC
3.25%, 05/15/24 (Call 05/15/20)[d]	EUR	100	127,597
Ocado Group PLC
4.00%, 06/15/24 (Call 06/15/20)[d]	GBP	100	143,812
Pinewood Finco PLC
3.75%, 12/01/23 (Call 12/01/19)[d]	GBP	100	144,339
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 02/28/18)[d]	GBP	100	134,187
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 02/28/18)[d]	GBP	100	144,485
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	USD	500	522,039
6.00%, 12/19/23	USD	375	407,574
6.10%, 06/10/23	USD	175	190,297
6.13%, 12/15/22	USD	400	433,403
(5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[c],d	EUR	200	257,639
Shop Direct Funding PLC
7.75%, 11/15/22 (Call 11/15/19)[d]	GBP	100	132,758
Stonegate Pub Co. Financing PLC
4.88%, 03/15/22 (Call 03/15/19)[d]	GBP	150	214,369
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[d]	EUR	100	126,743
2.13%, 11/12/20 (Call 08/12/20)[d]	EUR	200	260,511
2.50%, 07/01/24[d]	EUR	200	265,195
Tesco PLC
6.13%, 02/24/22	GBP	200	325,698
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[d]	EUR	200	269,770
Travelex Financing PLC
8.00%, 05/15/22 (Call 05/15/20)[d]	EUR	100	127,893
Travis Perkins PLC
4.38%, 09/15/21[d]	GBP	100	151,776
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[d]	EUR	100	130,464
5.75%, 01/15/25 (Call 01/15/20)[a]	USD	200	201,750
6.38%, 04/15/23 (Call 04/15/18)[a]	USD	200	206,500
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24[d]		300	436,319
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[d]	GBP	100	144,685
5.00%, 04/15/27 (Call 04/15/22)[d]	GBP	100	144,847
5.25%, 01/15/26 (Call 01/15/20)[a]	USD	200	202,643
5.50%, 01/15/25 (Call 01/15/19)[d]	GBP	90	133,451

Security	Principal (000s)		Value
5.50%, 08/15/26 (Call 08/15/21)[a]	USD	200	$205,062
6.25%, 03/28/29 (Call 01/15/21)[d]	GBP	100	152,673
Viridian Group FinanceCo PLC/Viridian Power and Energy
4.00%, 09/15/25 (Call 09/15/20)[d]	EUR	150	170,606
Worldpay Finance PLC
3.75%, 11/15/22 (Call 08/15/22)[d]	EUR	100	136,139

			11,785,469
UNITED STATES — 63.26%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/28/18)	USD	150	152,205
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[d]	EUR	200	256,750
ADT Corp. (The)
3.50%, 07/15/22	USD	200	195,060
4.13%, 06/15/23	USD	150	148,500
6.25%, 10/15/21	USD	175	190,422
AECOM
5.13%, 03/15/27 (Call 12/15/26)	USD	225	225,281
5.75%, 10/15/22 (Call 02/28/18)	USD	125	130,119
5.88%, 10/15/24 (Call 07/15/24)	USD	150	160,125
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	USD	200	204,800
5.13%, 09/01/27 (Call 09/01/22)	USD	70	73,427
5.50%, 03/15/24 (Call 03/15/19)	USD	150	155,038
5.50%, 04/15/25 (Call 04/15/20)	USD	150	156,084
6.00%, 05/15/26 (Call 05/15/21)	USD	75	80,506
7.38%, 07/01/21 (Call 06/01/21)	USD	175	194,884
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	USD	75	75,661
5.00%, 04/01/23	USD	100	104,960
5.13%, 03/15/21	USD	75	78,680
5.50%, 02/15/22	USD	100	106,416
6.25%, 12/01/19	USD	100	105,250
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[b]	USD	75	76,688
7.63%, 10/01/21 (Call 02/28/18)[b]	USD	75	77,556
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	USD	270	241,650
6.63%, 06/15/24 (Call 06/15/19)[b]	USD	210	199,500
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a]	USD	200	218,250
Aleris International Inc.
7.88%, 11/01/20 (Call 02/28/18)	USD	75	75,138
9.50%, 04/01/21 (Call 04/01/18)[a]	USD	195	206,700
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	USD	100	103,097
7.88%, 08/15/23 (Call 05/15/23)[b]	USD	75	82,016
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)[a]	USD	75	74,660
5.00%, 10/01/24 (Call 10/01/19)[a,b]	USD	175	177,209
Ally Financial Inc.
3.75%, 11/18/19	USD	200	201,650
4.13%, 03/30/20	USD	100	101,206
4.13%, 02/13/22	USD	125	126,563
4.25%, 04/15/21	USD	150	152,644

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
4.63%, 05/19/22	USD	75	$77,250
4.63%, 03/30/25[b]	USD	100	103,001
5.13%, 09/30/24	USD	135	142,542
5.75%, 11/20/25 (Call 10/20/25)[b]	USD	180	192,292
7.50%, 09/15/20[b]	USD	25	27,438
8.00%, 12/31/18	USD	150	156,187
8.00%, 03/15/20	USD	100	109,191
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	USD	200	204,992
5.50%, 05/15/26 (Call 05/15/21)[a]	USD	200	204,500
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	USD	175	170,625
5.88%, 11/15/26 (Call 11/15/21)[b]	USD	90	87,378
6.13%, 05/15/27 (Call 05/15/22)[b]	USD	75	73,024
6.38%, 11/15/24 (Call 11/15/19)	GBP	100	142,707
AMC Networks Inc.
4.75%, 12/15/22 (Call 02/28/18)	USD	100	101,938
4.75%, 08/01/25 (Call 08/01/21)	USD	170	169,787
5.00%, 04/01/24 (Call 04/01/20)	USD	160	162,400
American Airlines Group Inc.
4.63%, 03/01/20[a]	USD	100	101,500
5.50%, 10/01/19[a]	USD	100	102,650
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 02/28/18)[b]	USD	25	25,500
6.25%, 04/01/25 (Call 04/01/20)[a,b]	USD	110	114,950
6.50%, 04/01/27 (Call 04/01/22)[a,b]	USD	125	130,937
6.63%, 10/15/22 (Call 02/28/18)[b]	USD	150	155,269
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	125	127,355
5.63%, 05/20/24 (Call 03/20/24)	USD	95	99,587
5.75%, 05/20/27 (Call 02/20/27)	USD	100	102,080
5.88%, 08/20/26 (Call 05/20/26)	USD	145	150,433
Anixter Inc.
5.13%, 10/01/21	USD	50	52,578
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[b]	USD	125	127,632
5.13%, 12/01/22 (Call 02/28/18)	USD	200	204,302
5.38%, 11/01/21 (Call 02/28/18)	USD	125	127,969
5.63%, 06/01/23 (Call 06/01/18)	USD	125	129,531
APX Group Inc.
6.38%, 12/01/19 (Call 02/28/18)	USD	48	48,714
7.63%, 09/01/23 (Call 09/01/19)[b]	USD	58	62,092
7.88%, 12/01/22 (Call 12/01/18)	USD	150	160,875
8.75%, 12/01/20 (Call 02/28/18)	USD	200	204,250
Aramark International Finance Sarl
3.13%, 04/01/25 (Call 04/01/20)[d]	EUR	100	130,433
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	USD	125	126,108
5.00%, 04/01/25 (Call 04/01/20)[a]	USD	75	77,375
5.00%, 02/01/28 (Call 02/01/23)[a]	USD	200	203,750
5.13%, 01/15/24 (Call 01/15/19)	USD	175	180,782
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	225	237,087
5.40%, 04/15/21 (Call 01/15/21)	USD	250	264,375
5.87%, 02/23/22	USD	200	216,250
6.15%, 08/15/20	USD	200	213,802
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a]	USD	275	303,875
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	USD	200	208,240

Security	Principal (000s)		Value
Avantor Inc.
4.75%, 10/01/24 (Call 10/01/20)[d]	EUR	100	$124,139
6.00%, 10/01/24 (Call 10/01/20)[a]	USD	260	262,718
9.00%, 10/01/25 (Call 10/01/20)[a]	USD	375	371,349
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 02/28/18)[a,b]	USD	75	75,527
5.50%, 04/01/23 (Call 04/01/18)[b]	USD	125	126,117
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[d]	EUR	100	127,498
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,b]	USD	100	101,958
Avon Products Inc.
6.60%, 03/15/20	USD	75	73,172
7.00%, 03/15/23	USD	75	65,719
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[d]	EUR	125	164,223
B&G Foods Inc.
4.63%, 06/01/21 (Call 02/28/18)	USD	150	151,062
5.25%, 04/01/25 (Call 04/01/20)[b]	USD	160	160,200
Ball Corp.
3.50%, 12/15/20	EUR	100	135,185
4.00%, 11/15/23[b]	USD	175	175,082
4.38%, 12/15/20	USD	150	153,871
4.38%, 12/15/23	EUR	100	141,006
5.00%, 03/15/22	USD	200	210,635
5.25%, 07/01/25	USD	175	185,666
Beacon Escrow Corp.
4.88%, 11/01/25 (Call 11/01/20)[a],h	USD	260	259,350
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)[a]	USD	75	74,813
8.75%, 03/15/22 (Call 03/15/19)	USD	110	120,450
Belden Inc.
3.38%, 07/15/27 (Call 07/15/22)[d]	EUR	100	124,883
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)[a]	USD	90	89,765
5.13%, 07/15/23 (Call 07/15/18)[b]	USD	150	155,625
5.50%, 05/15/22 (Call 02/28/18)	USD	100	103,259
6.00%, 10/15/22 (Call 10/15/18)	USD	40	41,731
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)	USD	150	176,361
10.00%, 10/15/25 (Call 10/15/20)	USD	75	89,813
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a]	USD	200	217,500
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 02/28/18)[a]	USD	300	300,375
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)	USD	150	160,875
6.88%, 05/15/23 (Call 05/15/18)	USD	125	132,187
Brand Industrial Services Inc.
8.50%, 07/15/25 (Call 07/15/20)[a]	USD	200	207,750
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[a]	USD	325	336,781
7.25%, 04/15/25 (Call 04/15/20)[a,b]	USD	225	234,844
Cablevision Systems Corp.
5.88%, 09/15/22[b]	USD	150	151,356
8.00%, 04/15/20	USD	75	80,514

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[a],h	USD	325	$324,594
CalAtlantic Group Inc.
5.25%, 06/01/26 (Call 12/01/25)	USD	75	78,367
CalAtlantic Group Inc.
5.88%, 11/15/24 (Call 05/15/24)	USD	75	81,291
8.38%, 01/15/21	USD	100	113,350
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	430	361,200
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a]	USD	250	245,937
5.38%, 01/15/23 (Call 10/15/18)[b]	USD	225	221,583
5.50%, 02/01/24 (Call 02/01/19)[b]	USD	100	94,875
5.75%, 01/15/25 (Call 10/15/19)[b]	USD	300	284,058
5.88%, 01/15/24 (Call 11/01/18)[a,b]	USD	75	76,506
6.00%, 01/15/22 (Call 02/28/18)[a,b]	USD	175	180,530
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 02/28/18)	USD	175	175,370
11.50%, 01/15/21 (Call 04/15/18)[a]	USD	75	84,677
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	USD	130	134,252
7.50%, 09/15/20 (Call 02/28/18)[b]	USD	25	25,506
Catalent Pharma Solutions Inc.
4.75%, 12/15/24 (Call 12/15/19)[d]	EUR	100	132,871
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)[a,b]	USD	510	492,150
5.13%, 02/15/23 (Call 02/28/18)	USD	250	253,885
5.13%, 05/01/23 (Call 05/01/18)[a]	USD	225	229,359
5.13%, 05/01/27 (Call 05/01/22)[a]	USD	625	609,187
5.25%, 03/15/21 (Call 03/15/18)	USD	50	50,725
5.25%, 09/30/22 (Call 02/28/18)	USD	300	307,125
5.38%, 05/01/25 (Call 05/01/20)[a]	USD	150	152,281
5.50%, 05/01/26 (Call 05/01/21)[a]	USD	275	279,690
5.75%, 09/01/23 (Call 03/01/18)	USD	50	51,375
5.75%, 01/15/24 (Call 07/15/18)	USD	225	232,181
5.75%, 02/15/26 (Call 02/15/21)[a]	USD	475	492,314
5.88%, 04/01/24 (Call 04/01/19)[a,b]	USD	300	313,500
5.88%, 05/01/27 (Call 05/01/21)[a]	USD	125	128,750
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)[a]	USD	105	105,263
5.00%, 10/15/24 (Call 07/15/24)	USD	100	102,350
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	USD	100	102,771
5.00%, 09/01/25 (Call 03/01/20)	USD	180	183,375
5.50%, 12/01/24 (Call 06/01/24)[b]	USD	75	80,928
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	USD	175	182,000
4.75%, 01/15/25 (Call 01/15/20)	USD	185	187,698
5.63%, 02/15/21 (Call 02/28/18)	USD	280	287,876
6.13%, 02/15/24 (Call 02/15/19)[b]	USD	225	238,862
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	USD	100	92,594
5.80%, 03/15/22[b]	USD	250	243,750
6.45%, 06/15/21	USD	225	229,486
Series V 5.63%, 04/01/20	USD	225	228,375
Series W 6.75%, 12/01/23[b]	USD	125	121,600
Series Y 7.50%, 04/01/24 (Call 01/01/24)[b]	USD	200	201,178

Security	Principal (000s)		Value
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 02/28/18)[a]		250	$251,094
6.38%, 09/15/20 (Call 03/05/18)[a]	USD	190	192,375
7.75%, 07/15/25 (Call 07/15/20)[a]	USD	200	217,779
CF Industries Inc.
3.45%, 06/01/23[b]	USD	100	97,907
7.13%, 05/01/20	USD	174	189,287
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a]	USD	190	193,325
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)[b]	USD	75	77,531
6.13%, 05/15/23 (Call 05/15/18)	EUR	100	131,735
6.63%, 05/15/23 (Call 05/15/18)	USD	200	211,500
7.00%, 05/15/25 (Call 05/15/20)	USD	200	218,500
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	USD	305	314,542
5.88%, 03/31/25 (Call 10/02/24)	USD	330	355,575
7.00%, 06/30/24 (Call 01/01/24)	USD	200	226,683
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)[a]	USD	300	305,625
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 02/28/18)[b]	USD	75	71,496
6.13%, 02/15/21[b]	USD	75	76,875
6.63%, 08/15/20	USD	75	78,832
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	270	289,575
8.00%, 01/15/25 (Call 01/15/20)[a,b]	USD	285	287,583
8.00%, 06/15/27 (Call 06/15/22)[a,b]	USD	235	233,531
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/28/18)[b]	USD	175	163,178
6.25%, 03/31/23 (Call 03/31/20)	USD	605	559,625
6.88%, 02/01/22 (Call 02/28/18)[b]	USD	525	373,406
7.13%, 07/15/20 (Call 07/15/18)[b]	USD	250	217,250
8.00%, 11/15/19 (Call 02/28/18)[b]	USD	350	328,125
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	USD	150	152,280
5.13%, 12/15/22 (Call 02/28/18)[b]	USD	75	76,699
CIT Group Inc.
3.88%, 02/19/19[b]	USD	150	151,320
5.00%, 08/15/22	USD	200	209,387
5.00%, 08/01/23	USD	100	104,789
5.38%, 05/15/20	USD	200	209,336
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/18)[a]	USD	100	70,750
Clean Harbors Inc.
5.13%, 06/01/21 (Call 02/28/18)	USD	200	201,654
5.25%, 08/01/20 (Call 02/28/18)	USD	40	40,360
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 02/28/18)	USD	400	411,500
6.50%, 11/15/22 (Call 02/28/18)[b]	USD	100	102,000
Series B 7.63%, 03/15/20 (Call 03/15/18)[b]	USD	300	298,125
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)[a]	USD	50	49,718
5.75%, 03/01/25 (Call 03/01/20)[a]	USD	210	205,230
CNH Industrial Finance
Europe SA 2.75%, 03/18/19[d]	EUR	100	128,296
2.88%, 09/27/21[d]	EUR	100	135,507

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
CNX Resources Corp.
5.88%, 04/15/22 (Call 02/28/18)	USD	300	$308,301
8.00%, 04/01/23 (Call 04/01/18)	USD	100	106,345
Colfax Corp.
3.25%, 05/15/25 (Call 05/15/20)[d]	EUR	125	160,513
CommScope Inc.
5.00%, 06/15/21 (Call 02/28/18)[a]	USD	100	101,875
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	125	129,531
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[a,b]	USD	200	199,508
6.00%, 06/15/25 (Call 06/15/20)[a]	USD	230	241,705
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	USD	200	196,000
4.38%, 01/15/28 (Call 10/15/27)[a]	USD	185	183,550
4.50%, 04/15/23 (Call 01/15/23)	USD	300	303,750
5.00%, 09/15/22 (Call 02/28/18)[b]	USD	375	380,700
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	USD	75	76,198
5.88%, 07/01/25 (Call 07/01/20)	USD	100	101,500
6.38%, 10/01/22 (Call 04/01/18)	USD	75	76,781
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	USD	100	103,268
6.25%, 04/01/23 (Call 04/01/18)	USD	125	129,690
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	225	230,767
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[b]	USD	50	48,613
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (Call 02/01/21)[a]	USD	175	176,093
Crown European Holdings SA
2.25%, 02/01/23 (Call 11/01/22)[d]	EUR	100	127,253
2.63%, 09/30/24 (Call 03/31/24)[d]	EUR	100	126,845
2.88%, 02/01/26 (Call 08/01/25)[d]	EUR	100	124,224
3.38%, 05/15/25 (Call 11/15/24)[d]	EUR	100	130,581
4.00%, 07/15/22 (Call 04/15/22)[d]	EUR	100	136,855
CrownRock LP/CrownRock Finance Inc.
5.63%, 10/15/25 (Call 10/15/20)[a]	USD	200	202,000
CSC Holdings LLC
5.25%, 06/01/24	USD	125	121,614
5.38%, 02/01/28 (Call 02/01/23)[a]	USD	200	199,500
5.50%, 04/15/27 (Call 04/15/22)[a]	USD	200	202,500
6.63%, 10/15/25 (Call 10/15/20)[a]	USD	200	214,000
6.75%, 11/15/21	USD	175	187,592
8.63%, 02/15/19	USD	75	79,078
10.13%, 01/15/23 (Call 01/15/19)[a]	USD	400	451,250
10.88%, 10/15/25 (Call 10/15/20)[a]	USD	336	399,879
CyrusOne LP/CyrusOne Finance Corp.
5.38%, 03/15/27 (Call 03/15/22)	USD	20	20,725
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[a]	USD	75	78,750
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)[b]	USD	75	78,047
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[d]	EUR	100	128,572
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	USD	320	318,118
5.13%, 07/15/24 (Call 07/15/19)	USD	325	327,447
5.75%, 08/15/22 (Call 02/28/18)[b]	USD	200	205,950
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	100	100,000

Security	Principal (000s)		Value
4.75%, 09/30/21 (Call 06/30/21)[a]	USD	100	$103,819
5.35%, 03/15/20[a]	USD	150	156,375
(3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a],c	USD	125	120,469
Dell Inc.
4.63%, 04/01/21[b]	USD	75	77,344
5.88%, 06/15/19	USD	150	155,100
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	USD	275	285,074
7.13%, 06/15/24 (Call 06/15/19)[a]	USD	300	327,363
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,b]	USD	100	102,250
9.25%, 03/31/22 (Call 03/31/19)[a]	USD	140	143,500
Diamond BC BV
5.63%, 08/15/25 (Call 08/15/20)[d]	EUR	100	122,491
Diamond Offshore Drilling Inc.
7.88%, 08/15/25 (Call 05/15/25)[b]	USD	80	84,800
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	USD	100	109,500
10.75%, 09/01/24 (Call 09/01/19)[a]	USD	125	138,125
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)	USD	150	152,062
5.38%, 05/31/25 (Call 05/31/20)	USD	60	62,419
DISH DBS Corp.
5.00%, 03/15/23[b]	USD	250	234,547
5.13%, 05/01/20	USD	175	178,281
5.88%, 07/15/22[b]	USD	400	397,707
5.88%, 11/15/24[b]	USD	400	380,000
6.75%, 06/01/21	USD	450	471,375
7.75%, 07/01/26[b]	USD	375	386,250
7.88%, 09/01/19[b]	USD	250	266,355
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	USD	200	192,293
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/18)	USD	150	152,013
5.75%, 03/01/23 (Call 03/01/18)	USD	400	417,820
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[b]	USD	50	55,567
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	USD	100	102,017
7.38%, 11/01/22 (Call 11/01/18)[b]	USD	325	344,500
7.63%, 11/01/24 (Call 11/01/19)	USD	250	270,100
8.00%, 01/15/25 (Call 01/15/20)[a]	USD	150	163,125
8.13%, 01/30/26 (Call 07/30/20)[a]	USD	150	165,420
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	150	153,750
4.70%, 05/24/22	USD	50	51,040
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	USD	160	167,400
EMC Corp.
2.65%, 06/01/20	USD	375	368,400
3.38%, 06/01/23 (Call 03/01/23)	USD	200	191,250
Encompass Health Corp.
5.75%, 11/01/24 (Call 02/28/18)[b]	USD	225	229,474
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)[a]	USD	105	106,313
5.75%, 01/30/28 (Call 01/30/23)[a]	USD	90	91,575

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a]	USD	400	$313,250
6.00%, 02/01/25 (Call 02/01/20)[a]	USD	200	150,126
Endo Finance LLC
5.75%, 01/15/22 (Call 02/28/18)[a]	USD	125	105,625
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 02/28/18)[a,b]	USD	200	156,500
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)	USD	175	175,875
5.50%, 06/01/27 (Call 03/01/27)	USD	175	184,625
5.88%, 01/15/24 (Call 10/15/23)[b]	USD	250	270,625
7.50%, 10/15/20	USD	250	274,767
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[b]	USD	125	107,039
5.20%, 03/15/25 (Call 12/15/24)[b]	USD	125	108,438
7.75%, 02/01/26	USD	200	199,375
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 02/28/18)[a]	USD	150	149,083
5.63%, 07/15/22 (Call 02/28/18)[b]	USD	225	228,844
6.25%, 12/01/24 (Call 12/01/19)[a,b]	USD	135	142,290
EP Energy LLC/Everest Acquisition Finance Inc.
8.00%, 11/29/24 (Call 11/30/19)[a,b]	USD	75	78,895
8.00%, 02/15/25 (Call 02/15/20)[a]	USD	180	142,231
9.38%, 05/01/24 (Call 05/01/20)[a]	USD	250	212,500
Equinix Inc.
2.88%, 10/01/25 (Call 10/01/20)	EUR	150	187,986
2.88%, 02/01/26 (Call 02/01/21)	EUR	200	247,777
5.38%, 01/01/22 (Call 02/28/18)	USD	180	186,811
5.38%, 04/01/23 (Call 04/01/18)	USD	180	184,876
5.38%, 05/15/27 (Call 05/15/22)	USD	230	241,117
5.75%, 01/01/25 (Call 01/01/20)	USD	150	157,858
5.88%, 01/15/26 (Call 01/15/21)	USD	225	239,062
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	USD	255	256,594
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[a]	USD	200	198,000
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)[a]	USD	140	140,140
Federal-Mogul LLC/Federal-Mogul Financing Corp.
4.88%, 04/15/22 (Call 04/15/19)[d]	EUR	175	220,560
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 02/28/18)[b]	USD	100	96,841
6.75%, 01/15/22 (Call 02/28/18)[b]	USD	100	96,250
6.75%, 06/15/23 (Call 06/15/19)[b]	USD	100	94,500
Fifth Third Bancorp. (3 mo. LIBOR US + 3.033%)
5.10%, (Call 06/30/23)[c,e]	USD	125	125,281
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	USD	340	348,925
5.38%, 08/15/23 (Call 08/15/18)[a]	USD	200	206,438
5.75%, 01/15/24 (Call 01/15/19)[a]	USD	435	450,769
7.00%, 12/01/23 (Call 12/01/18)[a]	USD	675	712,419
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 02/28/18)[a]	USD	150	150,813
5.00%, 07/01/25 (Call 07/01/20)[a]	USD	45	45,563
Freeport-McMoRan Inc.
3.10%, 03/15/20	USD	181	181,000
3.55%, 03/01/22 (Call 12/01/21)[b]	USD	475	469,404
3.88%, 03/15/23 (Call 12/15/22)	USD	350	347,213
4.00%, 11/14/21	USD	100	101,050

Security	Principal (000s)		Value
4.55%, 11/14/24 (Call 08/14/24)[b]	USD	150	$151,470
6.88%, 02/15/23 (Call 02/15/20)	USD	150	163,552
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	USD	125	102,298
6.88%, 01/15/25 (Call 10/15/24)[b]	USD	150	93,750
7.13%, 03/15/19	USD	50	50,426
7.13%, 01/15/23	USD	200	136,000
7.63%, 04/15/24	USD	100	65,847
8.50%, 04/15/20	USD	150	146,318
8.75%, 04/15/22	USD	100	77,962
9.25%, 07/01/21	USD	150	135,000
10.50%, 09/15/22 (Call 06/15/22)[b]	USD	400	331,000
11.00%, 09/15/25 (Call 06/15/25)	USD	675	527,344
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 02/15/18)[a]	USD	175	178,919
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	USD	50	50,638
6.25%, 05/15/26 (Call 02/15/21)	USD	100	99,875
6.50%, 10/01/25 (Call 10/01/20)[b]	USD	110	111,756
6.75%, 08/01/22 (Call 08/01/18)	USD	150	155,830
Genworth Holdings Inc.
4.80%, 02/15/24	USD	50	42,531
4.90%, 08/15/23	USD	75	64,396
7.63%, 09/24/21	USD	150	146,622
7.70%, 06/15/20[b]	USD	50	50,050
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	USD	50	51,235
4.88%, 11/01/20 (Call 08/01/20)	USD	175	181,296
5.38%, 11/01/23 (Call 08/01/23)	USD	100	107,500
5.38%, 04/15/26	USD	175	187,203
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[a]	USD	250	258,437
8.75%, 10/01/25 (Call 10/01/20)[a]	USD	150	159,764
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[d]	EUR	100	129,351
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)[b]	USD	125	124,688
5.00%, 05/31/26 (Call 05/31/21)	USD	150	151,547
5.13%, 11/15/23 (Call 11/15/18)[b]	USD	175	179,389
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a,b]	USD	100	100,375
5.88%, 07/15/26 (Call 07/15/21)[a]	USD	130	133,900
Griffon Corp.
5.25%, 03/01/22 (Call 02/28/18)	USD	100	101,750
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	USD	125	125,841
6.38%, 05/15/25 (Call 05/15/20)[b]	USD	135	137,700
6.38%, 01/15/26 (Call 01/15/21)[a]	USD	70	71,050
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[d]	EUR	100	134,725
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a]	USD	175	177,187
4.88%, 05/15/26 (Call 02/15/26)[a]	USD	175	176,903
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)[a]	USD	140	145,775
9.25%, 03/01/21 (Call 02/28/18)[a]	USD	125	128,750

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
HCA Healthcare Inc.
6.25%, 02/15/21	USD	275	$293,219
HCA Inc.
3.75%, 03/15/19	USD	250	252,309
4.25%, 10/15/19	USD	150	152,917
4.50%, 02/15/27 (Call 08/15/26)	USD	230	229,425
4.75%, 05/01/23	USD	250	259,750
5.00%, 03/15/24	USD	300	313,125
5.25%, 04/15/25	USD	300	314,748
5.25%, 06/15/26 (Call 12/15/25)	USD	290	303,339
5.38%, 02/01/25	USD	525	536,812
5.88%, 03/15/22	USD	200	214,716
5.88%, 05/01/23[b]	USD	300	321,750
5.88%, 02/15/26 (Call 08/15/25)[b]	USD	325	340,199
6.50%, 02/15/20	USD	500	533,125
7.50%, 02/15/22	USD	325	365,198
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a]	USD	200	214,000
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a,b]	USD	150	133,855
5.88%, 10/15/20 (Call 02/28/18)[b]	USD	125	125,313
6.25%, 10/15/22 (Call 03/15/18)[b]	USD	100	96,248
7.38%, 01/15/21 (Call 02/28/18)[b]	USD	100	100,250
7.63%, 06/01/22 (Call 06/01/19)[a,b]	USD	250	261,087
Hexion Inc.
6.63%, 04/15/20 (Call 02/28/18)[b]	USD	300	272,737
10.38%, 02/01/22 (Call 02/01/19)[a]	USD	105	101,588
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 02/28/18)	USD	100	76,920
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a]	USD	100	99,859
5.75%, 10/01/25 (Call 04/01/20)[a]	USD	100	103,000
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	USD	175	174,629
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	USD	170	171,595
4.88%, 04/01/27 (Call 04/01/22)	USD	125	127,617
Hologic Inc.
4.63%, 02/01/28 (Call 02/01/23)[a]	USD	175	174,344
5.25%, 07/15/22 (Call 07/15/18)[a]	USD	200	207,626
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[a]	USD	175	176,750
HRG Group Inc.
7.75%, 01/15/22 (Call 02/28/18)	USD	175	182,009
HUB International Ltd.
7.88%, 10/01/21 (Call 02/28/18)[a]	USD	200	208,000
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	135	136,262
6.50%, 06/15/19	USD	140	146,475
6.63%, 08/01/26	USD	140	147,875
7.63%, 06/15/21	USD	175	191,537
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	USD	125	129,844
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	139,529
5.13%, 11/15/22 (Call 08/15/22)	USD	100	106,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 02/28/18)	USD	250	254,687
6.00%, 08/01/20 (Call 02/28/18)	USD	325	333,287
6.25%, 02/01/22 (Call 02/01/19)[b]	USD	125	128,880
6.38%, 12/15/25 (Call 12/15/20)[a]	USD	150	152,509

Security	Principal (000s)		Value
6.75%, 02/01/24 (Call 02/01/20)	USD	150	$156,000
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 02/28/18)	USD	225	172,125
9.00%, 03/01/21 (Call 03/01/18)	USD	250	182,687
9.00%, 09/15/22 (Call 02/28/18)	USD	150	110,063
10.63%, 03/15/23 (Call 03/15/18)	USD	125	91,875
11.25%, 03/01/21 (Call 03/01/18)[a]	USD	75	52,688
11.25%, 03/01/21 (Call 02/28/18)	USD	100	73,125
Infor U.S. Inc.
5.75%, 08/15/20 (Call 02/15/18)[a]	USD	100	102,562
5.75%, 05/15/22 (Call 05/15/18)	EUR	100	127,276
6.50%, 05/15/22 (Call 05/15/18)[b]	USD	300	310,200
International Game Technology PLC
4.75%, 03/05/20[d]	EUR	100	134,641
6.25%, 02/15/22 (Call 08/15/21)[a]	USD	250	268,641
6.50%, 02/15/25 (Call 08/15/24)[a]	USD	200	222,937
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	USD	100	100,425
3.70%, 09/01/24 (Call 07/01/24)	USD	80	78,888
Iron Mountain Inc.
3.00%, 01/15/25 (Call 06/15/20)[d]	EUR	100	125,562
4.88%, 09/15/27 (Call 09/15/22)[a]	USD	175	168,000
5.25%, 03/15/28 (Call 12/27/22)[a]	USD	150	145,875
5.75%, 08/15/24 (Call 02/28/18)[b]	USD	300	301,145
6.00%, 08/15/23 (Call 08/15/18)	USD	150	156,523
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	USD	75	75,938
5.00%, 07/01/19 (Call 02/28/18)	USD	100	100,155
5.25%, 09/15/22 (Call 09/15/19)	USD	75	75,034
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	USD	150	157,875
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	USD	200	205,747
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	100	98,500
5.88%, 07/01/23 (Call 07/01/19)[a,b]	USD	50	48,000
8.13%, 10/01/19	USD	25	26,125
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 02/28/18)[a]	USD	200	205,000
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[a]	USD	75	81,804
10.50%, 07/15/24 (Call 07/15/20)[a]	USD	105	116,794
KB Home
4.75%, 05/15/19 (Call 02/15/19)	USD	75	75,949
7.00%, 12/15/21 (Call 09/15/21)[b]	USD	75	82,567
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[a]	USD	125	124,063
5.00%, 06/01/24 (Call 06/01/19)[a]	USD	200	202,250
5.25%, 06/01/26 (Call 06/01/21)[a]	USD	225	229,500
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 02/28/18)	USD	100	101,500
8.00%, 01/15/20	USD	150	159,937
8.75%, 01/15/23 (Call 02/28/18)[b]	USD	100	106,250
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/28/18)[a]	USD	150	155,734
12.50%, 11/01/21 (Call 05/01/19)[a]	USD	75	85,478

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
KLX Inc.
5.88%, 12/01/22 (Call 02/28/18)[a]	USD	225	$234,844
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a]	USD	165	161,824
L Brands Inc.
5.25%, 02/01/28	USD	100	98,875
5.63%, 02/15/22	USD	175	184,599
5.63%, 10/15/23[b]	USD	100	106,500
6.63%, 04/01/21	USD	175	188,562
7.00%, 05/01/20	USD	25	27,031
8.50%, 06/15/19	USD	50	53,897
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[a]	USD	100	102,236
5.25%, 10/01/25 (Call 10/01/20)[a]	USD	85	85,117
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	150	153,813
5.38%, 01/15/24 (Call 01/15/19)	USD	50	51,506
5.75%, 02/01/26 (Call 02/01/21)	USD	75	79,443
5.88%, 02/01/22 (Call 02/28/18)	USD	75	76,594
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a]	USD	200	203,000
4.88%, 11/01/26 (Call 11/01/21)[a]	USD	150	152,602
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	USD	50	51,563
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	USD	155	156,550
4.50%, 06/15/19 (Call 04/16/19)	USD	25	25,428
4.50%, 11/15/19 (Call 08/15/19)	USD	150	153,187
4.50%, 04/30/24 (Call 01/31/24)	USD	125	126,647
4.75%, 04/01/21 (Call 02/01/21)	USD	140	144,157
4.75%, 11/15/22 (Call 08/15/22)	USD	125	129,575
4.75%, 05/30/25 (Call 02/28/25)	USD	50	51,250
4.75%, 11/29/27 (Call 05/29/27)[a]	USD	175	177,041
4.88%, 12/15/23 (Call 09/15/23)	USD	80	82,928
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)[b]	USD	125	134,487
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)	USD	125	125,313
5.25%, 03/15/26 (Call 03/15/21)	USD	180	176,452
5.38%, 08/15/22 (Call 02/28/18)	USD	175	177,406
5.38%, 01/15/24 (Call 01/15/19)	USD	175	174,853
5.38%, 05/01/25 (Call 05/01/20)	USD	150	149,400
5.63%, 02/01/23 (Call 02/28/18)	USD	150	151,906
6.13%, 01/15/21 (Call 02/28/18)	USD	50	50,801
Levi Strauss & Co.
3.38%, 03/15/27 (Call 03/15/22)	EUR	100	130,057
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[b]	USD	100	96,799
5.50%, 12/01/21 (Call 02/28/18)	USD	225	228,943
5.88%, 12/01/23 (Call 12/01/18)[b]	USD	115	115,288
LIN Television Corp.
5.88%, 11/15/22 (Call 02/10/18)	USD	75	77,588
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[d]	EUR	100	133,569
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	USD	100	82,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 02/28/18)[a,b]	USD	150	146,437
5.50%, 04/15/25 (Call 04/15/20)[a,b]	USD	100	81,518
5.63%, 10/15/23 (Call 10/15/18)[a,b]	USD	150	128,161

Security	Principal (000s)		Value
5.75%, 08/01/22 (Call 02/28/18)[a,b]	USD	200	$184,000
Mattel Inc.
6.75%, 12/31/25 (Call 12/31/20)[a,b]	USD	215	218,225
Meredith Corp.
6.88%, 02/01/26 (Call 02/01/21)[a]	USD	275	281,875
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[b]	USD	125	123,438
5.63%, 05/01/24 (Call 02/01/24)	USD	200	213,634
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)[b]	USD	100	101,000
5.25%, 03/31/20	USD	100	103,446
6.00%, 03/15/23	USD	225	242,437
6.63%, 12/15/21	USD	225	245,812
6.75%, 10/01/20	USD	200	215,500
7.75%, 03/15/22	USD	175	198,970
8.63%, 02/01/19	USD	150	158,437
Micron Technology Inc.
5.25%, 01/15/24 (Call 05/01/18)[a]	USD	100	103,982
5.50%, 02/01/25 (Call 08/01/19)	USD	90	94,363
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)	USD	100	104,063
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a]	USD	300	322,125
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	200	275,640
5.00%, 10/15/27 (Call 10/15/22)	USD	275	272,687
5.25%, 08/01/26 (Call 08/01/21)[b]	USD	100	102,306
6.38%, 03/01/24 (Call 03/01/19)[b]	USD	100	106,095
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a,b]	USD	100	101,750
5.25%, 11/15/24 (Call 11/15/19)[a]	USD	175	182,175
5.75%, 08/15/25 (Call 08/15/20)[a,b]	USD	175	185,219
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	USD	75	74,906
4.45%, 12/01/22 (Call 09/01/22)[b]	USD	100	100,750
5.75%, 08/15/25 (Call 08/15/20)	USD	120	122,998
6.88%, 08/15/24 (Call 08/15/19)	USD	100	106,672
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	USD	150	81,000
Nabors Industries Inc.
4.63%, 09/15/21	USD	100	97,250
5.00%, 09/15/20	USD	150	152,055
5.50%, 01/15/23 (Call 11/15/22)[b]	USD	100	99,972
5.75%, 02/01/25 (Call 11/01/24)[a]	USD	150	147,375
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 02/28/18)	USD	175	176,750
7.88%, 10/01/20 (Call 02/28/18)	USD	50	51,375
Navient Corp.
4.88%, 06/17/19	USD	200	203,000
5.00%, 10/26/20	USD	150	152,771
5.50%, 01/25/23	USD	175	175,561
5.88%, 03/25/21	USD	150	155,019
5.88%, 10/25/24[b]	USD	100	100,403
6.13%, 03/25/24[b]	USD	175	178,552
6.50%, 06/15/22	USD	150	158,250
6.63%, 07/26/21[b]	USD	150	159,375
6.75%, 06/25/25[b]	USD	100	104,875

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
7.25%, 01/25/22	USD	125	$135,350
7.25%, 09/25/23	USD	100	108,000
8.00%, 03/25/20	USD	275	297,261
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 02/28/18)[a]	USD	100	82,103
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[a]	USD	210	219,513
NCR Corp.
4.63%, 02/15/21 (Call 03/15/18)	USD	150	150,750
5.00%, 07/15/22 (Call 02/28/18)	USD	100	102,030
5.88%, 12/15/21 (Call 02/28/18)	USD	75	76,875
6.38%, 12/15/23 (Call 12/15/18)[b]	USD	100	105,000
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 02/28/18)[a,b]	USD	175	111,563
Netflix Inc.
3.63%, 05/15/27[d]	EUR	200	250,645
4.38%, 11/15/26[b]	USD	240	234,636
4.88%, 04/15/28[a]	USD	270	267,975
5.38%, 02/01/21	USD	100	105,000
5.50%, 02/15/22	USD	125	132,187
5.75%, 03/01/24	USD	50	53,188
5.88%, 02/15/25	USD	175	187,299
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	USD	125	132,185
5.63%, 07/01/24[b]	USD	175	187,234
5.75%, 01/30/22	USD	150	159,375
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a]	USD	175	180,906
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)[a]	USD	125	125,625
4.50%, 09/15/27 (Call 06/15/27)[a]	USD	75	73,613
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[b]	USD	100	99,844
7.50%, 11/01/23 (Call 11/01/19)	USD	150	156,937
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[a]	USD	90	90,928
4.88%, 08/15/27 (Call 02/15/27)[a]	USD	155	158,748
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[a]	USD	75	75,914
5.50%, 10/01/21 (Call 02/28/18)[a]	USD	150	153,637
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 02/28/18)	USD	75	75,694
5.00%, 04/15/22 (Call 02/28/18)[a]	USD	450	459,562
Noble Holding International Ltd.
7.70%, 04/01/25 (Call 01/01/25)[b]	USD	100	89,906
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	USD	300	309,177
6.25%, 08/15/24 (Call 08/15/19)[a]	USD	200	208,917
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)[a]	USD	245	245,369
6.25%, 07/15/22 (Call 07/15/18)	USD	175	181,609
6.25%, 05/01/24 (Call 05/01/19)	USD	125	130,985
6.63%, 01/15/27 (Call 07/15/21)[b]	USD	225	238,050
7.25%, 05/15/26 (Call 05/15/21)[b]	USD	160	174,256
Nuance Communications Inc.
5.38%, 08/15/20 (Call 02/28/18)[a,b]	USD	43	43,430
5.63%, 12/15/26 (Call 12/15/21)	USD	100	103,489
NuStar Logistics LP
4.80%, 09/01/20	USD	100	101,750
5.63%, 04/28/27 (Call 01/28/27)	USD	100	104,245

Security	Principal (000s)		Value
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 02/28/18)[b]	USD	200	$206,172
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[d]	EUR	200	259,603
6.75%, 09/15/20[d]	EUR	100	144,376
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	34	34,043
5.13%, 09/15/27 (Call 03/15/22)	USD	100	103,750
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 02/28/18)[a]	USD	125	129,181
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 02/28/18)[a]	USD	250	250,000
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/28/18)	USD	100	102,167
5.63%, 02/15/24 (Call 02/15/19)	USD	100	102,375
5.88%, 03/15/25 (Call 09/15/19)	USD	100	104,001
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	USD	150	156,479
5.88%, 08/15/23[a]	USD	150	159,375
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[a]	USD	75	75,469
5.38%, 01/15/25 (Call 01/15/20)[a]	USD	135	136,519
5.63%, 10/15/27 (Call 10/15/22)[a]	USD	125	128,438
6.25%, 06/01/24 (Call 06/01/19)[a]	USD	100	105,375
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	USD	115	120,507
7.25%, 06/15/25 (Call 06/15/20)	USD	150	158,190
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)[a]	USD	105	107,031
6.13%, 09/15/24 (Call 09/15/19)[b]	USD	100	103,896
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[a]	USD	100	103,871
6.38%, 03/31/25 (Call 03/31/20)[a,b]	USD	75	78,750
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	USD	110	112,536
5.75%, 10/01/22 (Call 02/28/18)	USD	100	102,875
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[a]	USD	260	200,850
7.13%, 03/15/23 (Call 03/15/18)[a]	USD	350	219,957
8.88%, 06/01/25 (Call 06/01/20)[a,b]	USD	100	63,250
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a]	USD	130	131,300
5.88%, 09/30/27 (Call 09/30/22)[a]	USD	135	136,350
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)[a]	USD	165	167,083
6.50%, 02/01/22 (Call 02/28/18)[a,b]	USD	200	206,500
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a,b]	USD	350	341,687
5.50%, 03/01/25 (Call 03/01/20)[a]	USD	185	190,550
5.63%, 01/15/28 (Call 12/01/22)[a,b]	USD	225	224,185
5.75%, 03/01/27 (Call 03/01/22)[a]	USD	275	276,621
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a,b]	USD	590	652,687
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 03/15/18)[d,h]	EUR	100	129,984
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	USD	100	102,375

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
5.00%, 01/15/27 (Call 10/15/26)	USD	125	$129,389
5.50%, 03/01/26 (Call 12/01/25)[b]	USD	130	139,506
PVH Corp.
3.13%, 12/15/27[d]	EUR	125	156,692
3.63%, 07/15/24 (Call 04/15/24)[d]	EUR	100	135,944
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[b]	USD	100	101,881
5.38%, 10/01/22 (Call 07/01/22)[b]	USD	100	102,860
5.63%, 03/01/26 (Call 12/01/25)	USD	100	102,378
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	USD	100	106,625
7.00%, 12/01/25 (Call 12/01/20)	USD	100	108,142
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)[a]	USD	200	195,892
5.75%, 05/01/25 (Call 05/01/20)[a]	USD	235	240,287
Quintiles IMS Inc.
3.25%, 03/15/25 (Call 03/15/20)[d]	EUR	200	254,046
3.50%, 10/15/24 (Call 10/15/19)[d]	EUR	200	257,316
4.88%, 05/15/23 (Call 05/15/18)[a]	USD	150	155,250
5.00%, 10/15/26 (Call 10/15/21)[a]	USD	200	203,750
QVC Inc.
3.13%, 04/01/19	USD	75	75,126
4.38%, 03/15/23	USD	150	151,658
4.45%, 02/15/25 (Call 11/15/24)	USD	125	125,600
4.85%, 04/01/24	USD	125	129,378
5.13%, 07/02/22[b]	USD	100	104,541
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	USD	225	239,344
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	USD	100	100,208
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[b]	USD	100	97,125
5.00%, 08/15/22 (Call 05/15/22)[b]	USD	100	100,875
5.00%, 03/15/23 (Call 12/15/22)[b]	USD	150	150,213
5.75%, 06/01/21 (Call 03/01/21)	USD	150	156,474
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	USD	75	75,938
4.88%, 06/01/23 (Call 03/01/23)[a]	USD	100	98,893
5.25%, 12/01/21 (Call 02/28/18)[a]	USD	75	77,106
Regal Entertainment Group
5.75%, 03/15/22 (Call 02/28/18)	USD	125	128,950
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20 (Call 02/28/18)[b]	USD	581	590,374
6.88%, 02/15/21 (Call 02/28/18)[b]	USD	65	65,851
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	USD	350	326,375
6.75%, 06/15/21 (Call 02/28/18)[b]	USD	175	178,500
9.25%, 03/15/20 (Call 03/15/18)[b]	USD	50	50,344
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	125	131,250
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	USD	125	120,667
7.38%, 06/15/25 (Call 03/15/25)[b]	USD	100	102,469
RR Donnelley & Sons Co.
7.88%, 03/15/21	USD	100	104,500
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[b]	USD	50	51,868
6.63%, 10/01/22 (Call 02/28/18)	USD	150	157,500
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	USD	200	202,258

Security	Principal (000s)		Value
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	USD	225	$196,312
7.75%, 06/15/21 (Call 02/28/18)[b]	USD	125	122,573
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[a]	USD	150	148,125
4.88%, 07/15/22 (Call 02/28/18)	USD	75	77,048
4.88%, 09/01/24 (Call 09/01/19)	USD	245	244,195
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)[a]	USD	110	110,138
7.00%, 01/01/22 (Call 02/28/18)[a,b]	USD	400	422,600
10.00%, 12/01/22 (Call 12/01/18)	USD	425	465,906
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[d]	EUR	100	141,691
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	100	104,514
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	75	79,295
5.25%, 04/01/23 (Call 01/01/23)[a]	USD	50	53,193
5.50%, 09/15/25 (Call 06/15/25)[a]	USD	75	80,719
6.50%, 12/01/20 (Call 09/01/20)[a]	USD	50	53,969
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 02/15/18)	USD	50	50,500
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	USD	100	99,071
5.38%, 01/15/22 (Call 02/28/18)	USD	50	51,130
5.38%, 05/15/24 (Call 05/15/19)	USD	150	157,391
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	USD	175	175,437
SESI LLC
7.13%, 12/15/21 (Call 02/28/18)	USD	125	127,803
7.75%, 09/15/24 (Call 09/15/20)[a]	USD	100	107,500
Silgan Holdings Inc.
3.25%, 03/15/25 (Call 03/15/20)	EUR	100	128,912
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a,b]	USD	100	99,432
5.38%, 04/01/21 (Call 02/15/18)	USD	50	50,675
5.63%, 08/01/24 (Call 08/01/19)[a,b]	USD	100	102,950
6.13%, 10/01/22 (Call 02/22/18)[b]	USD	150	154,500
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[a]	USD	120	119,550
4.63%, 05/15/23 (Call 05/15/18)[a]	USD	150	151,858
5.00%, 08/01/27 (Call 08/01/22)[a]	USD	285	283,318
5.38%, 04/15/25 (Call 04/15/20)[a]	USD	200	206,680
5.38%, 07/15/26 (Call 07/15/21)[a]	USD	225	230,344
6.00%, 07/15/24 (Call 07/15/19)[a]	USD	225	235,687
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[a]	USD	185	187,544
5.50%, 04/15/27 (Call 04/15/22)[a,b]	USD	90	92,049
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[b]	USD	100	97,759
5.63%, 06/01/25 (Call 06/01/20)[b]	USD	125	123,721
6.13%, 11/15/22 (Call 11/15/18)[b]	USD	100	103,625
6.75%, 09/15/26 (Call 09/15/21)[b]	USD	75	78,298
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	USD	380	426,075
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	USD	200	196,875
6.70%, 01/23/25 (Call 10/23/24)	USD	175	176,750
7.50%, 04/01/26 (Call 04/01/21)[b]	USD	100	104,000

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
7.75%, 10/01/27 (Call 10/01/22)[b]	USD	125	$131,002
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[d]	EUR	100	132,970
5.75%, 07/15/25 (Call 07/15/20)	USD	225	237,094
6.63%, 11/15/22 (Call 02/28/18)[b]	USD	100	103,672
Springleaf Finance Corp.
5.25%, 12/15/19	USD	125	128,792
5.63%, 03/15/23	USD	250	250,312
6.13%, 05/15/22	USD	200	206,560
7.75%, 10/01/21[b]	USD	125	137,969
8.25%, 12/15/20	USD	175	192,646
Sprint Communications Inc.
6.00%, 11/15/22	USD	475	473,761
7.00%, 03/01/20[a]	USD	200	213,500
7.00%, 08/15/20	USD	300	315,984
11.50%, 11/15/21	USD	200	240,879
Sprint Corp.
7.13%, 06/15/24[b]	USD	450	456,376
7.25%, 09/15/21	USD	400	426,624
7.63%, 02/15/25 (Call 11/15/24)[b]	USD	300	311,250
7.88%, 09/15/23	USD	825	873,815
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)[a]	USD	155	154,117
5.00%, 02/15/27 (Call 02/15/22)[a]	USD	100	101,598
5.38%, 11/15/24 (Call 11/15/19)[a]	USD	200	207,448
5.50%, 02/15/23 (Call 02/15/19)[a]	USD	100	104,250
6.00%, 10/15/25 (Call 10/15/20)[a]	USD	250	265,625
Staples Inc.
8.50%, 09/15/25 (Call 09/15/20)[a,b]	USD	180	173,587
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[a]	USD	85	85,000
4.75%, 03/15/25 (Call 09/15/24)[a]	USD	70	69,070
5.00%, 12/15/21 (Call 09/15/21)[b]	USD	150	156,375
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)[b]	USD	125	129,688
5.13%, 10/01/21 (Call 02/28/18)	USD	50	51,250
5.25%, 04/15/23 (Call 04/15/18)	USD	50	51,375
5.50%, 10/01/24 (Call 10/01/19)	USD	100	104,519
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	100	98,430
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)[a]	USD	200	203,334
5.50%, 02/15/26 (Call 02/15/21)[a]	USD	150	153,000
5.88%, 03/15/28 (Call 03/15/23)[a]	USD	85	86,735
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)[b]	USD	75	75,411
4.20%, 09/15/20	USD	100	103,125
5.00%, 04/15/25 (Call 04/15/20)[a]	USD	225	229,219
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	USD	100	102,188
4.50%, 02/01/26 (Call 02/01/21)	USD	170	170,465
4.75%, 02/01/28 (Call 02/01/23)[b]	USD	280	280,800
5.13%, 04/15/25 (Call 04/15/20)	USD	100	103,205
5.38%, 04/15/27 (Call 04/15/22)	USD	75	78,750
6.00%, 03/01/23 (Call 09/01/18)	USD	225	235,496
6.00%, 04/15/24 (Call 04/15/19)	USD	200	212,500
6.38%, 03/01/25 (Call 09/01/19)	USD	400	426,000
6.50%, 01/15/24 (Call 01/15/19)	USD	175	185,719
6.50%, 01/15/26 (Call 01/15/21)	USD	400	433,584
6.63%, 04/01/23 (Call 04/01/18)	USD	350	363,755

Security	Principal (000s)		Value
6.84%, 04/28/23 (Call 04/28/18)	USD	100	$104,325
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[d]	EUR	100	126,982
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	USD	100	94,550
6.50%, 06/01/25 (Call 06/01/20)	USD	100	83,375
9.50%, 07/15/22 (Call 07/15/20)[a,b]	USD	100	104,550
10.50%, 01/15/26 (Call 01/15/22)[a]	USD	125	125,455
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)[a]	USD	150	153,187
5.50%, 01/15/28 (Call 01/15/23)[a]	USD	145	144,819
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 02/28/18)	USD	100	100,615
4.25%, 11/15/23 (Call 05/15/18)	USD	100	98,613
5.00%, 01/15/28 (Call 01/15/23)[a,b]	USD	175	173,250
5.13%, 02/01/25 (Call 02/01/20)	USD	95	95,736
5.25%, 05/01/23 (Call 03/05/18)	USD	125	127,617
5.38%, 02/01/27 (Call 02/01/22)	USD	100	101,750
6.75%, 03/15/24 (Call 09/15/19)	USD	150	159,844
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 02/28/18)[a]	USD	100	101,389
TEGNA Inc.
5.13%, 10/15/19 (Call 02/28/18)	USD	67	67,851
5.13%, 07/15/20 (Call 02/28/18)	USD	150	152,812
6.38%, 10/15/23 (Call 10/15/18)	USD	75	78,469
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	USD	100	100,000
4.88%, 06/01/26 (Call 06/01/21)[b]	USD	100	101,643
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[b]	USD	125	125,695
5.63%, 10/15/23 (Call 10/15/18)	USD	50	51,500
Tenet Healthcare Corp.
4.38%, 10/01/21	USD	200	200,125
4.50%, 04/01/21	USD	175	175,577
4.63%, 07/15/24 (Call 07/15/20)[a]	USD	475	466,603
5.13%, 05/01/25 (Call 05/01/20)[a]	USD	195	192,562
5.50%, 03/01/19	USD	50	50,938
6.00%, 10/01/20	USD	400	420,500
6.75%, 06/15/23[b]	USD	325	320,734
7.00%, 08/01/25 (Call 08/01/20)[a,b]	USD	155	151,985
7.50%, 01/01/22 (Call 01/01/19)[a]	USD	150	158,917
8.13%, 04/01/22[b]	USD	525	544,687
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[a]	USD	75	74,226
5.00%, 01/31/28 (Call 07/31/27)[a]	USD	135	132,806
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[a,b]	USD	325	309,400
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	USD	75	74,121
4.88%, 03/15/27 (Call 12/15/26)	USD	85	88,033
5.88%, 02/15/22 (Call 11/15/21)	USD	100	108,250
TransDigm Inc.
5.50%, 10/15/20 (Call 02/28/18)	USD	75	75,938
6.00%, 07/15/22 (Call 02/28/18)[b]	USD	250	256,562
6.38%, 06/15/26 (Call 06/15/21)[b]	USD	200	204,040
6.50%, 07/15/24 (Call 07/15/19)[b]	USD	200	204,822
6.50%, 05/15/25 (Call 05/15/20)	USD	125	128,192

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal (000s)		Value
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[b]	USD	100	$100,845
9.00%, 07/15/23 (Call 07/15/20)[a]	USD	250	273,824
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[a,b]	USD	90	97,981
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a]	USD	90	94,817
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/18)	USD	50	50,767
6.00%, 02/15/24 (Call 02/15/19)[a,b]	USD	150	155,891
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	USD	50	50,648
5.88%, 06/15/24	USD	100	105,792
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)	USD	200	207,000
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/20)[b]	USD	117	124,459
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[a]	USD	150	156,037
Tronox Finance PLC
5.75%, 10/01/25 (Call 10/01/20)[a,b]	USD	75	76,594
U.S. Steel Corp.
6.88%, 08/15/25 (Call 08/15/20)	USD	150	157,875
7.38%, 04/01/20	USD	74	79,781
8.38%, 07/01/21 (Call 07/01/18)[a]	USD	139	150,120
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a]	USD	150	150,937
7.13%, 04/15/25 (Call 04/15/20)[a]	USD	115	114,713
United Continental Holdings Inc.
4.25%, 10/01/22[b]	USD	50	50,250
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	USD	225	232,807
4.63%, 10/15/25 (Call 10/15/20)	USD	130	131,778
4.88%, 01/15/28 (Call 01/15/23)	USD	344	343,570
5.50%, 07/15/25 (Call 07/15/20)	USD	150	158,339
5.50%, 05/15/27 (Call 05/15/22)	USD	180	189,000
5.75%, 11/15/24 (Call 05/15/19)	USD	175	183,797
5.88%, 09/15/26 (Call 09/15/21)[b]	USD	150	160,687
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/19)[a]	USD	125	111,420
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a]	USD	100	96,875
8.25%, 10/15/23 (Call 04/15/19)	USD	200	189,365
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	USD	200	199,350
5.13%, 02/15/25 (Call 02/15/20)[a]	USD	275	266,750
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[d]	EUR	225	250,246
5.38%, 03/15/20 (Call 02/28/18)[a]	USD	500	498,125
5.50%, 03/01/23 (Call 03/01/18)[a]	USD	250	224,610
5.50%, 11/01/25 (Call 11/01/20)[a]	USD	305	307,669
5.88%, 05/15/23 (Call 05/15/18)[a,b]	USD	625	564,062
6.13%, 04/15/25 (Call 04/15/20)[a]	USD	600	536,277
6.50%, 03/15/22 (Call 03/15/19)[a]	USD	250	262,090
6.75%, 08/15/21 (Call 02/28/18)[a]	USD	100	98,875
7.00%, 03/15/24 (Call 03/15/20)[a]	USD	450	479,580
7.25%, 07/15/22 (Call 02/28/18)[a]	USD	50	49,451
9.00%, 12/15/25 (Call 12/15/21)[a]	USD	285	293,105
Vantiv LLC/Vanity Issuer Corp.
3.88%, 11/15/25 (Call 11/15/20)[d]	GBP	100	143,129

Security	Principal (000s)		Value
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	USD	200	$205,000
4.75%, 07/15/27 (Call 07/15/22)[b]	USD	100	100,844
5.25%, 04/01/25 (Call 01/01/25)	USD	50	53,000
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a]	USD	200	207,857
10.50%, 02/01/24 (Call 02/01/19)[a]	USD	200	203,472
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[a]	USD	150	161,203
Viacom Inc. (3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[b,c]	USD	125	127,063
(3 mo. LIBOR US + 3.899%)
6.25%, 02/28/57 (Call 02/28/27)[b,c]	USD	125	128,906
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)[a]	USD	90	90,113
Voya Financial Inc. (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[c]	USD	150	159,750
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	USD	105	100,013
7.75%, 06/15/21 (Call 05/15/21)[b]	USD	145	153,605
8.25%, 06/15/23 (Call 03/15/23)[b]	USD	170	179,775
9.63%, 03/01/19	USD	100	106,804
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	USD	235	245,974
West Corp.
8.50%, 10/15/25 (Call 10/15/20)[a]	USD	200	196,250
Western Digital Corp.
4.75%, 02/15/26	USD	150	151,875
10.50%, 04/01/24 (Call 04/01/19)	USD	625	730,234
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[b]	USD	150	155,437
6.25%, 04/01/23 (Call 01/01/23)[b]	USD	75	77,250
6.63%, 01/15/26 (Call 10/15/25)[a]	USD	220	224,063
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	USD	150	149,080
4.55%, 06/24/24 (Call 03/24/24)[b]	USD	275	281,875
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 02/28/18)[b]	USD	125	72,814
7.75%, 10/15/20 (Call 02/28/18)[b]	USD	100	85,470
8.63%, 10/31/25 (Call 10/31/20)[a]	USD	125	116,875
8.75%, 12/15/24 (Call 12/15/22)[a,b]	USD	242	168,795
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[d]	EUR	100	131,700
6.75%, 04/15/22 (Call 02/28/18)[a,b]	USD	75	77,813
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	USD	150	151,875
6.00%, 01/15/22 (Call 10/15/21)	USD	175	184,187
8.25%, 08/01/23 (Call 06/01/23)	USD	75	86,021
WR Grace & Co.-Conn
5.13%, 10/01/21[a]	USD	125	130,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a]	USD	75	74,565
5.25%, 05/15/27 (Call 02/15/27)[a]	USD	200	198,250
5.50%, 03/01/25 (Call 12/01/24)[a]	USD	325	329,062

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® US & INTL HIGH YIELD CORP BOND ETF

January 31, 2018

Security	Principal or Shares (000s)		Value
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a,b]	USD	75	$78,947
6.50%, 06/15/22 (Call 06/15/18)[a]	USD	300	311,904
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[a]	USD	305	309,971
6.00%, 04/01/23 (Call 04/01/18)	USD	275	287,375
6.38%, 05/15/25 (Call 05/15/20)	USD	205	215,250

			148,600,384
VENEZUELA — 0.10%
Citgo Holding Inc.
10.75%, 02/15/20[a]	USD	225	241,312

			241,312
TOTAL CORPORATE BONDS & NOTES (Cost: $223,184,871)			228,882,193

SHORT-TERM INVESTMENTS — 17.00%

MONEY MARKET FUNDS — 17.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.59%[i,j,k]		38,302	38,309,803
BlackRock Cash Funds: Treasury, SL Agency Shares
1.28%[i,j]		1,626	1,625,639

			39,935,442

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,930,954)			39,935,442

TOTAL INVESTMENTS IN SECURITIES — 114.43%
(Cost: $263,115,825)			268,817,635
Other Assets, Less Liabilities — (14.43)%			(33,898,567)

NET ASSETS — 100.00%			$234,919,068

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

USD  —  United States Dollar

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security is perpetual in nature with no stated maturity date.
[f]	Issuer is in default of interest payments.
[g]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[h]	Non-income producing security.
[i]	Affiliate of the Fund.
[j]	Annualized 7-day yield as of period end.
[k]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares held at 10/31/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 01/31/18 (000s)	Value at 01/31/18	Income		Net realized gain (loss)	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,102	3,200[a]	—	38,302	$38,309,803	$53,317	[b]	$(1,762)	$1,647
BlackRock Cash Funds: Treasury, SL Agency Shares	1,574	52[a]	—	1,626	1,625,639	4,129		—	—

					$39,935,442	$57,446		$(1,762)	$1,647

[a]	Net of purchases and sales.
[b]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$228,882,193	$—	$228,882,193
Money market funds	39,935,442	—	—	39,935,442

Total	$39,935,442	$228,882,193	$—	$268,817,635

46

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 29, 2018